Pioneer Multi-Asset Ultrashort Income Fund
Schedule of Investments  |  June 30, 2023

A: MAFRX	C: MCFRX	C2: MAUCX	K: MAUKX	Y: MYFRX

Schedule of Investments  |  6/30/23
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 102.0%
	Senior Secured Floating Rate Loan Interests — 2.2% of Net Assets*(a)
	Advertising Sales — 0.1%
962,500	Clear Channel Outdoor Holdings, Inc., Term B Loan, 8.807% (Term SOFR + 350 bps), 8/21/26	$ 922,345
1,475,298	Outfront Media Capital LLC (Outfront Media Capital Corporation), Extended Term Loan, 6.852% (Term SOFR + 175 bps), 11/18/26	1,455,705
	Total Advertising Sales	$2,378,050

	Advertising Services — 0.0%†
738,750	Dotdash Meredith, Inc., Term Loan B, 9.26% (Term SOFR + 400 bps), 12/1/28	$ 675,956
	Total Advertising Services	$675,956

	Aerospace & Defense — 0.0%†
1,442,188	ADS Tactical, Inc., Initial Term Loan, 10.943% (Term SOFR + 575 bps), 3/19/26	$ 1,377,289
	Total Aerospace & Defense	$1,377,289

	Auto Parts & Equipment — 0.0%†
488,377	IXS Holdings, Inc., Initial Term Loan, 9.479% (Term SOFR + 425 bps), 3/5/27	$ 428,246
	Total Auto Parts & Equipment	$428,246

	Auto-Truck Trailers — 0.0%†
1,481,250	Novae LLC, Tranche B Term Loan, 10.338% (Term SOFR + 500 bps), 12/22/28	$ 1,333,125
	Total Auto-Truck Trailers	$1,333,125

	Batteries/Battery Systems — 0.0%†
629,375	Energizer Holdings, Inc., 2020 Term Loan, 7.442% (Term SOFR + 225 bps), 12/22/27	$ 626,752
	Total Batteries/Battery Systems	$626,752

	Building & Construction — 0.0%†
1,223,681	Service Logic Acquisition, Inc., First Lien Closing Date Initial Term Loan, 9.273% (LIBOR + 400 bps), 10/29/27	$ 1,214,503
	Total Building & Construction	$1,214,503

1Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/23

Principal Amount USD ($)		Value
	Building & Construction Products — 0.0%†
488,750	Cornerstone Building Brands, Inc., Tranche B Term Loan, 8.497% (Term SOFR + 325 bps), 4/12/28	$ 470,116
	Total Building & Construction Products	$470,116

	Building Production — 0.0%†
498,750	Koppers Inc., Initial Term Loan, 9.16% (Term SOFR + 400 bps), 4/10/30	$ 497,503
	Total Building Production	$497,503

	Cable & Satellite Television — 0.1%
2,931,472	Charter Communications Operating LLC, Term B-2 Loan, 6.795% (Term SOFR + 175 bps), 2/1/27	$ 2,917,424
985,000	Radiate Holdco LLC, Amendment No. 6 Term Loan, 8.477% (Term SOFR + 325 bps), 9/25/26	825,061
1,025,000	Virgin Media Bristol LLC, Facility Q, 8.443% (LIBOR + 325 bps), 1/31/29	1,022,181
	Total Cable & Satellite Television	$4,764,666

	Casino Services — 0.1%
1,596,883	Flutter Entertainment Plc, USD Term Loan, 7.753% (Term SOFR + 225 bps), 7/21/26	$ 1,598,505
	Total Casino Services	$1,598,505

	Cellular Telecom — 0.0%†
1,228,125	Xplornet Communications, Inc., First Lien Refinancing Term Loan, 9.217% (Term SOFR + 400 bps), 10/2/28	$ 1,003,883
	Total Cellular Telecom	$1,003,883

	Chemicals-Specialty — 0.2%
980,000	INEOS Styrolution Group GmbH, 2026 Tranche B Dollar Term Loan, 7.967% (Term SOFR + 275 bps), 1/29/26	$ 979,142
2,548,000	Mativ Holdings, Inc., Term B Loan, 9.00% (Term SOFR + 375 bps), 4/20/28	2,458,820
400,000(b)	Olympus Water US Holding Corp., Incremental Term Loan, 11/9/28	387,500
985,000	Olympus Water US Holding Corp., Initial Dollar Term Loan, 9.253% (Term SOFR + 375 bps), 11/9/28	950,525
1,719,380	Tronox Finance LLC, First Lien Refinancing Term Loan, 7.443% (LIBOR + 225 bps), 3/10/28	1,712,933
	Total Chemicals-Specialty	$6,488,920

Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/232

Schedule of Investments  |  6/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Services — 0.1%
504,201	CoreLogic, Inc. (fka First American Corporation), First Lien Initial Term Loan, 8.75% (Term SOFR + 350 bps), 6/2/28	$ 456,512
469,063	Pre-Paid Legal Services, Inc., First Lien Initial Term Loan, 8.943% (LIBOR + 375 bps), 12/15/28	463,317
1,755,338	Trans Union LLC, 2019 Replacement Term B-5 Loan, 6.952% (Term SOFR + 175 bps), 11/16/26	1,753,007
	Total Commercial Services	$2,672,836

	Computer Data Security — 0.1%
1,231,250	Magenta Buyer LLC, First Lien Initial Term Loan, 10.03% (LIBOR + 475 bps), 7/27/28	$ 930,619
689,474	Vision Solutions, Inc. (Precisely Software Incorporated), First Lien Third Amendment Term Loan, 9.505% (LIBOR + 425 bps), 4/24/28	655,776
	Total Computer Data Security	$1,586,395

	Computer Services — 0.0%†
920,900	MAG DS Corp., Initial Term Loan, 10.842% (Term SOFR + 550 bps), 4/1/27	$ 847,228
	Total Computer Services	$847,228

	Computer Software — 0.0%†
493,750	Cornerstone OnDemand, Inc., First Lien Initial Term Loan, 9.253% (Term SOFR + 375 bps), 10/16/28	$ 458,570
	Total Computer Software	$458,570

	Containers-Paper & Plastic — 0.1%
2,743,981	Berry Global, Inc., Term Z Loan, 6.972% (LIBOR + 175 bps), 7/1/26	$ 2,743,062
1,468,838	ProAmpac PG Borrower LLC, First Lien 2020-1 Term Loan, 8.927% (Term SOFR + 375 bps), 11/3/25	1,456,720
	Total Containers-Paper & Plastic	$4,199,782

	Cruise Lines — 0.1%
1,455,000	Carnival Corp., Initial Advance, 8.217% (Term SOFR + 300 bps), 6/30/25	$ 1,454,318
	Total Cruise Lines	$1,454,318

	Diagnostic Equipment — 0.0%†
1,465,100	Curia Global, Inc., First Lien 2021 Term Loan, 8.895% (Term SOFR + 375 bps), 8/30/26	$ 1,268,227
	Total Diagnostic Equipment	$1,268,227

3Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/23

Principal Amount USD ($)		Value
	Direct Marketing — 0.0%†
581,269	Red Ventures, LLC (New Imagitas, Inc.), First Lien Term B-4 Loan, 8.102% (Term SOFR + 300 bps), 3/3/30	$ 577,636
	Total Direct Marketing	$577,636

	Disposable Medical Products — 0.1%
987,500	Medline Borrower, LP, Initial Dollar Term Loan, 8.352% (Term SOFR + 325 bps), 10/23/28	$ 977,448
900,000	Sotera Health Holdings LLC, First Lien Refinancing Loan, 8.023% (Term SOFR + 275 bps), 12/11/26	888,047
	Total Disposable Medical Products	$1,865,495

	Distribution & Wholesale — 0.0%†
937,500	Windsor Holdings III LLC, 9.739% (3 Month Term SOFR + 450.0 bps), 6/27/30	$ 922,148
	Total Distribution & Wholesale	$922,148

	E-Commerce — 0.0%†
488,750	CNT Holdings I Corp., First Lien Initial Term Loan, 8.459% (Term SOFR + 350 bps), 11/8/27	$ 487,427
	Total E-Commerce	$487,427

	Electric-Generation — 0.0%†
886,132	Eastern Power LLC (Eastern Covert Midco LLC), Term Loan, 8.852% (Term SOFR + 375 bps), 10/2/25	$ 852,532
548,571	Vistra Operations Company LLC (fka Tex Operations Company LLC), 2018 Incremental Term Loan, 6.896% (LIBOR + 175 bps), 12/31/25	547,848
	Total Electric-Generation	$1,400,380

	Electric-Integrated — 0.0%†
479,452	Pike Corp., 2028 Initial Term Loan, 8.217% (Term SOFR + 300 bps), 1/21/28	$ 478,417
	Total Electric-Integrated	$478,417

	Entertainment Software — 0.0%†
830,875	Playtika Holding Corp., Term B-1 Loan, 7.943% (Term SOFR + 275 bps), 3/13/28	$ 828,992
	Total Entertainment Software	$828,992

Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/234

Schedule of Investments  |  6/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Finance-Investment Banker — 0.1%
1,453,877	Citadel Securities LP, 2021 Term Loan, 7.717% (Term SOFR + 250 bps), 2/2/28	$ 1,453,487
928,625	Hudson River Trading LLC, Term Loan, 8.217% (Term SOFR + 300 bps), 3/20/28	906,570
	Total Finance-Investment Banker	$2,360,057

	Finance-Leasing Company — 0.1%
1,222,425	Avolon TLB Borrower 1 (US) LLC, 2021 Term B-5 Loan, 7.396% (LIBOR + 225 bps), 12/1/27	$ 1,222,138
1,340,462	Avolon TLB Borrower 1 (US) LLC, Term B-4 Loan, 6.646% (LIBOR + 150 bps), 2/12/27	1,324,297
1,513,594	Castlelake Aviation One Designated Activity Company, 2023 Incremental Term Loan, 8.004% (Term SOFR + 275 bps), 10/22/27	1,509,270
	Total Finance-Leasing Company	$4,055,705

	Food-Wholesale & Distributions — 0.0%†
789,167	US Foods, Inc. (aka U.S. Foodservice, Inc.), Incremental B-2019 Term Loan, 7.356% (Term SOFR + 200 bps), 9/13/26	$ 789,356
	Total Food-Wholesale & Distributions	$789,356

	Footwear & Related Apparel — 0.1%
1,770,000	Crocs, Inc., Term Loan, 8.892% (Term SOFR + 350 bps), 2/20/29	$ 1,775,531
	Total Footwear & Related Apparel	$1,775,531

	Gambling (Non-Hotel) — 0.0%†
985,000	Bally's Corp., Term B Facility Loan, 8.396% (Term SOFR + 325 bps), 10/2/28	$ 964,438
	Total Gambling (Non-Hotel)	$964,438

	Independent Power Producer — 0.0%†
732,375	Calpine Construction Finance Company, L.P., Term B Loan, 7.193% (LIBOR + 200 bps), 1/15/25	$ 732,513
474,887	EFS Cogen Holdings I LLC, Term B Advance, 9.01% (Term SOFR + 350 bps), 10/1/27	469,322
	Total Independent Power Producer	$1,201,835

	Internet Content — 0.0%†
500,000(b)	MH Sub I, LLC (Micro Holding Corp.), 2023 May Incremental First Lien Term Loan, 5/3/28	$ 479,792
	Total Internet Content	$479,792

5Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/23

Principal Amount USD ($)		Value
	Internet Security — 0.0%†
886,599	Gen Digital Inc., Initial Tranche B Term Loan, 7.202% (Term SOFR + 200 bps), 9/12/29	$ 881,169
	Total Internet Security	$881,169

	Investment Management & Advisory Services — 0.1%
980,000	Edelman Financial Engines Center LLC, First Lien 2021 Initial Term Loan, 8.943% (LIBOR + 375 bps), 4/7/28	$ 957,003
987,460	LHS Borrower LLC, Initial Term Loan, 9.952% (Term SOFR + 475 bps), 2/16/29	829,466
1,464,150	Russell Investments US Institutional Holdco, Inc., 2025 Term Loan, 8.702% (Term SOFR + 350 bps), 5/30/25	1,369,437
743,302	Victory Capital Holdings, Inc., Tranche B-2 Term Loan, 7.287% (Term SOFR + 225 bps), 7/1/26	741,134
	Total Investment Management & Advisory Services	$3,897,040

	Lasers-System & Components — 0.1%
2,291,629	Coherent Corp., Initial Term B Loan, 7.967% (Term SOFR + 275 bps), 7/2/29	$ 2,293,538
	Total Lasers-Syst/Components	$2,293,538

	Machinery-Pumps — 0.0%†
1,011,480	Circor International, Inc., Initial Term Loan, 10.693% (LIBOR + 550 bps), 12/20/28	$ 1,016,643
	Total Machinery-Pumps	$1,016,643

	Medical Information Systems — 0.0%†
661,929	athenahealth Group, Inc., Initial Term Loan, 8.589% (Term SOFR + 350 bps), 2/15/29	$ 636,900
	Total Medical Information Systems	$636,900

	Medical Labs & Testing Services — 0.1%
1,558,500(c)	Envision Healthcare Corp., Third Out Term Loan, 8.789% (Term SOFR + 375 bps), 3/31/27	$ 4,091
1,776,324	Phoenix Guarantor Inc., First Lien Tranche B-1 Term Loan, 8.352% (Term SOFR + 325 bps), 3/5/26	1,756,463
1,221,875	Phoenix Guarantor Inc., First Lien Tranche B-3 Term Loan, 8.602% (Term SOFR + 350 bps), 3/5/26	1,208,213
1,326,375	U.S. Anesthesia Partners, Inc., First Lien Initial Term Loan, 9.42% (Term SOFR + 425 bps), 10/1/28	1,249,398
	Total Medical Labs & Testing Services	$4,218,165

Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/236

Schedule of Investments  |  6/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Medical Products — 0.1%
1,462,532	NMN Holdings III Corp., First Lien Closing Date Term Loan, 8.967% (Term SOFR + 375 bps), 11/13/25	$ 1,270,575
314,146	NMN Holdings III Corp., First Lien Delayed Draw Term Loan, 8.967% (Term SOFR + 375 bps), 11/13/25	272,914
	Total Medical Products	$1,543,489

	Medical-Drugs — 0.0%†
800,000	Padagis LLC, Term B Loan, 9.969% (LIBOR + 475 bps), 7/6/28	$ 759,000
	Total Medical-Drugs	$759,000

	Medical-Hospitals — 0.0%†
1,283,750	EyeCare Partners LLC, First Lien Amendment No. 1 Term Loan, 9.253% (Term SOFR + 375 bps), 11/15/28	$ 946,124
985,000	Knight Health Holdings LLC, Term B Loan, 10.443% (Term SOFR + 525 bps), 12/23/28	422,319
	Total Medical-Hospitals	$1,368,443

	Metal Processors & Fabrication — 0.0%†
330,840	WireCo WorldGroup, Inc., Initial Term Loan, 9.50% (LIBOR + 425 bps), 11/13/28	$ 330,220
	Total Metal Processors & Fabrication	$330,220

	Office Automation & Equipment — 0.0%†
1,065,475	Pitney Bowes, Inc., Refinancing Tranche B Term Loan, 9.217% (Term SOFR + 400 bps), 3/17/28	$ 993,555
	Total Office Automation & Equipment	$993,555

	Physical Practice Management — 0.0%†
869,858	Team Health Holdings, Inc., Extended Term Loan, 10.352% (Term SOFR + 525 bps), 3/2/27	$ 604,552
	Total Physical Practice Management	$604,552

	Property & Casualty Insurance — 0.1%
1,167,410	Asurion LLC, New B-8 Term Loan, 8.788% (LIBOR + 325 bps), 12/23/26	$ 1,127,280
977,500	Asurion LLC, New B-9 Term Loan, 8.788% (LIBOR + 325 bps), 7/31/27	930,764
2,641,763	Asurion, LLC, New B-11 Term Loan, 9.452% (Term SOFR + 425 bps), 8/19/28	2,518,757
	Total Property & Casualty Insurance	$4,576,801

7Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/23

Principal Amount USD ($)		Value
	Protection-Safety — 0.0%†
909,576	Prime Security Services Borrower LLC, First Lien 2021 Refinancing Term B-1 Loan, 7.943% (Term SOFR + 275 bps), 9/23/26	$ 910,097
	Total Protection-Safety	$910,097

	Publishing — 0.0%†
992,500	Houghton Mifflin Harcourt Company, First Lien Term B Loan, 10.452% (Term SOFR + 525 bps), 4/9/29	$ 852,000
	Total Publishing	$852,000

	Racetracks — 0.0%†
488,750	Churchill Downs Inc., 2021 Incremental Term B Loan, 7.202% (Term SOFR + 200 bps), 3/17/28	$ 485,084
	Total Racetracks	$485,084

	Recreational Centers — 0.0%†
1,220,288	Fitness International LLC, Term B Loan, 8.445% (Term SOFR + 325 bps), 4/18/25	$ 1,216,093
	Total Recreational Centers	$1,216,093

	Rental Auto & Equipment — 0.1%
1,935,638	Avis Budget Car Rental LLC, New Tranche B Term Loan, 6.967% (Term SOFR + 175 bps), 8/6/27	$ 1,915,474
	Total Rental Auto & Equipment	$1,915,474

	Retail — 0.1%
1,140,417	Highline Aftermarket Acquisition LLC, First Lien Initial Term Loan, 9.702% (Term SOFR + 450 bps), 11/9/27	$ 1,104,066
947,206	Petco Health & Wellness Co., Inc., First Lien Initial Term Loan, 8.753% (Term SOFR + 325 bps), 3/3/28	943,259
736,875	PetSmart LLC, Initial Term Loan, 8.952% (Term SOFR + 375 bps), 2/11/28	737,489
735,457	RVR Dealership Holdings LLC, Term Loan, 8.971% (Term SOFR + 375 bps), 2/8/28	685,814
	Total Retail	$3,470,628

	Retail-Restaurants — 0.0%†
1,169,794	1011778 B.C. Unlimited Liability Co., Term B-4 Loan, 6.943% (LIBOR + 175 bps), 11/19/26	$ 1,162,210
	Total Retail-Restaurants	$1,162,210

	Security Services — 0.1%
1,965,000	Allied Universal Holdco LLC (f/k/a USAGM Holdco LLC), Initial U.S. Dollar Term Loan, 8.952% (Term SOFR + 375 bps), 5/12/28	$ 1,910,226
Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/238

Schedule of Investments  |  6/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Security Services — (continued)
1,400,000	Allied Universal Holdco LLC, (f/k/a USAGM Holdco LLC), Amendment No. 3 Term Loan, 9.881% (Term SOFR + 475 bps), 5/12/28	$ 1,365,700
1,500,000	Garda World Security Corp., Term B-2 Loan, 9.427% (Term SOFR + 425 bps), 10/30/26	1,494,000
	Total Security Services	$4,769,926

	Telephone-Integrated — 0.1%
1,867,211	Level 3 Financing, Inc., Tranche B 2027 Term Loan, 6.967% (Term SOFR + 175 bps), 3/1/27	$ 1,725,225
	Total Telephone-Integrated	$1,725,225

	Textile-Home Furnishings — 0.0%†
1,777,500	Runner Buyer, Inc., Initial Term Loan, 10.693% (LIBOR + 550 bps), 10/20/28	$ 1,380,526
	Total Textile-Home Furnishings	$1,380,526

	Transportation - Trucks — 0.0%†
1,473,750	Carriage Purchaser, Inc., Term B Loan, 9.467% (Term SOFR + 425 bps), 9/30/28	$ 1,447,038
	Total Transportation - Trucks	$1,447,038

	Total Senior Secured Floating Rate Loan Interests (Cost $101,686,093)	$95,985,895

	Asset Backed Securities — 29.7% of Net Assets
56,028(a)	321 Henderson Receivables I LLC, Series 2004-A, Class A1, 5.543% (1 Month USD LIBOR + 35 bps), 9/15/45 (144A)	$ 55,383
410,250(a)	321 Henderson Receivables I LLC, Series 2006-2A, Class A1, 5.393% (1 Month USD LIBOR + 20 bps), 6/15/41 (144A)	399,122
493,276(a)	321 Henderson Receivables I LLC, Series 2006-3A, Class A1, 5.393% (1 Month USD LIBOR + 20 bps), 9/15/41 (144A)	474,122
875,898(a)	321 Henderson Receivables LLC, Series 2005-1A, Class A1, 5.423% (1 Month USD LIBOR + 23 bps), 11/15/40 (144A)	851,272
3,550,000(a)	522 Funding CLO, Ltd., Series 2020-6A, Class X, 6.373% (3 Month USD LIBOR + 110 bps), 10/23/34 (144A)	3,547,746
3,000,000(a)	ABPCI Direct Lending Fund CLO V Ltd., Series 2019-5A, Class CR, 9.45% (3 Month USD LIBOR + 420 bps), 4/20/31 (144A)	2,765,133
9Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/23

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
5,000,000(a)	ABPCI Direct Lending Fund CLO X LP, Series 2020-10A, Class A1A, 7.20% (3 Month USD LIBOR + 195 bps), 1/20/32 (144A)	$ 4,938,850
396,214	ACC Auto Trust, Series 2021-A, Class A, 1.08%, 4/15/27 (144A)	395,321
12,611,000	ACC Auto Trust, Series 2021-A, Class B, 1.79%, 4/15/27 (144A)	12,425,689
1,590,674	ACC Auto Trust, Series 2022-A, Class A, 4.58%, 7/15/26 (144A)	1,566,919
2,000,000	ACC Auto Trust, Series 2022-A, Class D, 10.07%, 3/15/29 (144A)	1,915,997
1,316,535	ACHV ABS Trust, Series 2023-1PL, Class A, 6.42%, 3/18/30 (144A)	1,316,816
3,855,717	ACHV ABS Trust, Series 2023-2PL, Class A, 6.42%, 5/20/30 (144A)	3,856,865
4,000,000	ACHV ABS Trust, Series 2023-2PL, Class B, 6.88%, 5/20/30 (144A)	3,976,515
899,342	ACM Auto Trust, Series 2022-1A, Class C, 5.48%, 4/20/29 (144A)	895,048
4,562,000	ACM Auto Trust, Series 2022-1A, Class D, 8.58%, 4/20/29 (144A)	4,522,742
5,665,038	ACM Auto Trust, Series 2023-1A, Class A, 6.61%, 1/22/30 (144A)	5,657,135
7,750,000	ACM Auto Trust, Series 2023-1A, Class C, 8.59%, 1/22/30 (144A)	7,710,604
12,900,000(a)	ACRES Commercial Realty, Ltd., Series 2021-FL2, Class A, 6.616% (1 Month Term SOFR + 151 bps), 1/15/37 (144A)	12,597,803
2,401,390(a)	Allegro CLO XIII, Ltd., Series 2021-1A, Class X, 6.25% (3 Month USD LIBOR + 100 bps), 7/20/34 (144A)	2,391,251
2,391,667(a)	Allegro CLO XIV, Ltd., Series 2021-2A, Class X, 6.26% (3 Month USD LIBOR + 100 bps), 10/15/34 (144A)	2,390,361
8,570,000	AM Capital Funding LLC, Series 2018-1, Class A, 4.98%, 12/15/23 (144A)	8,563,196
3,035,000	American Credit Acceptance Receivables Trust, Series 2020-3, Class E, 3.88%, 8/13/26 (144A)	2,980,983
6,550,829	American Credit Acceptance Receivables Trust, Series 2023-1, Class A, 5.45%, 9/14/26 (144A)	6,521,598
6,500,000(a)	Americredit Automobile Receivables Trust, Series 2023-1, Class A2B, 5.796% (SOFR30A + 73 bps), 10/19/26	6,509,065
11,830(a)	Amortizing Residential Collateral Trust, Series 2002-BC5, Class M1, 6.185% (1 Month USD LIBOR + 103 bps), 7/25/32	11,784
Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/2310

Schedule of Investments  |  6/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,750,000	Amur Equipment Finance Receivables IX LLC, Series 2021-1A, Class D, 2.30%, 11/22/27 (144A)	$ 1,613,389
2,300,000(a)	Antares CLO LTD, Series 2019-2A, Class D, 10.023% (3 Month USD LIBOR + 475 bps), 1/23/32 (144A)	2,116,202
1,433,118(a)	Apres Static CLO, Ltd., Series 2019-1A, Class A1R, 6.33% (3 Month USD LIBOR + 107 bps), 10/15/28 (144A)	1,424,429
2,251,285	Aqua Finance Trust, Series 2019-A, Class A, 3.14%, 7/16/40 (144A)	2,101,951
3,884,156	Aqua Finance Trust, Series 2020-AA, Class A, 1.90%, 7/17/46 (144A)	3,585,703
4,844,418	Aqua Finance Trust, Series 2021-A, Class A, 1.54%, 7/17/46 (144A)	4,278,801
1,000,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL3, Class D, 7.393% (1 Month USD LIBOR + 220 bps), 8/15/34 (144A)	923,971
2,500,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL4, Class E, 8.593% (1 Month USD LIBOR + 340 bps), 11/15/36 (144A)	2,298,288
1,500,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2022-FL1, Class E, 8.817% (SOFR30A + 375 bps), 1/15/37 (144A)	1,387,562
4,000,000(a)	Ares LVII CLO, Ltd., Series 2020-57A, Class XR, 6.255% (3 Month USD LIBOR + 100 bps), 1/25/35 (144A)	3,999,800
4,463,072	Arivo Acceptance Auto Loan Receivables Trust, Series 2022-1A, Class A, 3.93%, 5/15/28 (144A)	4,332,392
1,500,000	Arm Master Trust LLC, Series 2023-T1, Class A, 6.562%, 2/17/25 (144A)	1,495,227
250,000(a)	ASSURANT CLO Ltd., Series 2018-2A, Class D, 8.10% (3 Month USD LIBOR + 285 bps), 4/20/31 (144A)	223,922
1,117,756	Atalaya Equipment Leasing Trust, Series 2021-1A, Class A2, 1.23%, 5/15/26 (144A)	1,094,028
2,492,114(a)	Atlas Senior Loan Fund III, Ltd., Series 2013-1A, Class AR, 6.16% (3 Month USD LIBOR + 83 bps), 11/17/27 (144A)	2,481,423
9,411,981(a)	AUF Funding LLC, Series 2022-1A, Class A1LN, 7.548% (3 Month Term SOFR + 250 bps), 1/20/31 (144A)	9,404,592
1,600,000	Avid Automobile Receivables Trust, Series 2021-1, Class F, 5.16%, 10/16/28 (144A)	1,437,640
6,667,370	Avid Automobile Receivables Trust, Series 2023-1, Class A, 6.63%, 7/15/26 (144A)	6,646,130
11Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/23

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
3,000,000	Avid Automobile Receivables Trust, Series 2023-1, Class B, 7.12%, 3/15/27 (144A)	$ 2,954,759
5,500,000(d)	B2R Mortgage Trust, Series 2015-2, Class E, 6.025%, 11/15/48 (144A)	5,295,872
5,965,651(a)	Barings Middle Market CLO, Ltd., Series 2018-IA, Class A1, 6.79% (3 Month USD LIBOR + 153 bps), 1/15/31 (144A)	5,908,823
158,862(a)	Bear Stearns Asset Backed Securities Trust, Series 2001-3, Class A1, 6.05% (1 Month USD LIBOR + 90 bps), 10/27/32	156,030
1,210,334	BHG Securitization Trust, Series 2021-B, Class A, 0.90%, 10/17/34 (144A)	1,158,441
3,395,193	BHG Securitization Trust, Series 2022-C, Class A, 5.32%, 10/17/35 (144A)	3,356,788
1,778,859(a)	Black Diamond CLO, Ltd., Series 2017-1A, Class A1AR, 6.323% (3 Month USD LIBOR + 105 bps), 4/24/29 (144A)	1,775,157
3,196,510	Blackbird Capital Aircraft, Series 2021-1A, Class A, 2.443%, 7/15/46 (144A)	2,752,263
1,103,730	BOF URSA VI Funding Trust I, Series 2023-CAR1, Class A2, 5.542%, 10/27/31 (144A)	1,088,348
2,423,546	BOF URSA VI Funding Trust I, Series 2023-CAR2, Class A2, 5.542%, 10/27/31 (144A)	2,389,775
4,900,000	BOF VII AL Funding Trust I, Series 2023-CAR3, Class A2, 6.291%, 7/26/32 (144A)	4,886,542
5,500,000(a)	Brightwood Capital MM CLO, Ltd., Series 2020-1A, Class B1R, 8.736% (3 Month Term SOFR + 375 bps), 1/15/31 (144A)	5,471,114
1,500,000(a)	Brightwood Capital MM CLO, Ltd., Series 2020-1A, Class C1R, 10.486% (3 Month Term SOFR + 550 bps), 1/15/31 (144A)	1,490,360
5,900,000(a)	Brightwood Capital MM CLO, Ltd., Series 2020-1A, Class DR, 11.236% (3 Month Term SOFR + 625 bps), 1/15/31 (144A)	5,673,623
9,825,000(a)	BRSP, Ltd., Series 2021-FL1, Class A, 6.355% (1 Month Term SOFR + 126 bps), 8/19/38 (144A)	9,552,847
2,000,000(a)	BSPRT Issuer, Ltd., Series 2021-FL7, Class D, 7.943% (1 Month USD LIBOR + 275 bps), 12/15/38 (144A)	1,836,589
346,361	BXG Receivables Note Trust, Series 2020-A, Class B, 2.49%, 2/28/36 (144A)	310,494
8,000,000(a)	CAL Receivables LLC, Series 2022-1, Class B, 9.417% (SOFR30A + 435 bps), 10/15/26 (144A)	7,832,372
6,054,826	CarNow Auto Receivables Trust, Series 2020-1A, Class D, 7.36%, 9/16/24 (144A)	6,055,139
Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/2312

Schedule of Investments  |  6/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,480,988	CarNow Auto Receivables Trust, Series 2022-1A, Class B, 4.89%, 3/16/26 (144A)	$ 1,470,031
1,375,584	CarNow Auto Receivables Trust, Series 2023-1A, Class A, 6.62%, 12/16/24 (144A)	1,375,640
2,000,000	CarNow Auto Receivables Trust, Series 2023-1A, Class D, 7.99%, 2/15/28 (144A)	1,960,483
2,410,329	Cartiga Asset Finance Trust LLC, Series 2023-1, Class A, 7.00%, 3/15/35 (144A)	2,398,277
1,646,131	Carvana Auto Receivables Trust, Series 2019-4A, Class D, 3.07%, 7/15/25 (144A)	1,630,770
3,389,942	Carvana Auto Receivables Trust, Series 2020-N1A, Class D, 3.43%, 1/15/26 (144A)	3,350,282
2,445,588	Carvana Auto Receivables Trust, Series 2021-N3, Class A1, 0.35%, 6/12/28	2,404,202
1,000,000	Carvana Auto Receivables Trust, Series 2021-P2, Class D, 2.02%, 5/10/28	842,965
11,810,370	Carvana Auto Receivables Trust, Series 2023-N1, Class A, 6.36%, 4/12/27 (144A)	11,770,369
7(d)	Centex Home Equity Loan Trust, Series 2003-A, Class AF6, 3.654%, 3/25/33	7
1,053,977(a)	Cerberus Loan Funding XXVIII LP, Series 2020-1A, Class A, 7.11% (3 Month USD LIBOR + 185 bps), 10/15/31 (144A)	1,048,384
1,958,594(a)	Chesapeake Funding II LLC, Series 2020-1A, Class A2, 5.843% (1 Month USD LIBOR + 65 bps), 8/15/32 (144A)	1,958,352
4,146,876(a)	Chesapeake Funding II LLC, Series 2023-1A, Class A2, 6.317% (SOFR30A + 125 bps), 5/15/35 (144A)	4,152,621
1,500,000(a)	Churchill Middle Market CLO III, Ltd., Series 2021-1A, Class C, 7.873% (3 Month USD LIBOR + 260 bps), 10/24/33 (144A)	1,374,462
5,000,000(a)	Churchill Middle Market CLO III, Ltd., Series 2021-1A, Class E, 13.433% (3 Month USD LIBOR + 816 bps), 10/24/33 (144A)	4,373,905
4,500,000(a)	CIFC Funding, Ltd., Series 2021-7A, Class X, 6.173% (3 Month USD LIBOR + 90 bps), 1/23/35 (144A)	4,497,314
317,897	CIG Auto Receivables Trust, Series 2021-1A, Class A, 0.69%, 4/14/25 (144A)	315,961
4,858,622(a)	College Ave Student Loans LLC, Series 2019-A, Class A1, 6.55% (1 Month USD LIBOR + 140 bps), 12/28/48 (144A)	4,816,884
3,284,951	Commercial Equipment Finance LLC, Series 2021-A, Class A, 2.05%, 2/16/27 (144A)	3,178,069
13Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/23

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
323,665	Commonbond Student Loan Trust, Series 2016-B, Class A1, 2.73%, 10/25/40 (144A)	$ 305,249
84,199(a)	Commonbond Student Loan Trust, Series 2016-B, Class A2, 6.60% (1 Month USD LIBOR + 145 bps), 10/25/40 (144A)	83,403
819,555(a)	Commonbond Student Loan Trust, Series 2017-AGS, Class A2, 6.00% (1 Month USD LIBOR + 85 bps), 5/25/41 (144A)	804,060
1,215,013(a)	Commonbond Student Loan Trust, Series 2017-BGS, Class A2, 5.80% (1 Month USD LIBOR + 65 bps), 9/25/42 (144A)	1,181,074
70,511	Commonbond Student Loan Trust, Series 2017-BGS, Class C, 4.44%, 9/25/42 (144A)	58,699
913,498(a)	Commonbond Student Loan Trust, Series 2018-AGS, Class A2, 5.65% (1 Month USD LIBOR + 50 bps), 2/25/44 (144A)	889,121
1,797,815(a)	Commonbond Student Loan Trust, Series 2018-BGS, Class A2, 5.72% (1 Month USD LIBOR + 57 bps), 9/25/45 (144A)	1,753,153
977,955(a)	Commonbond Student Loan Trust, Series 2018-CGS, Class A2, 5.95% (1 Month USD LIBOR + 80 bps), 2/25/46 (144A)	965,129
1,764,140(a)	Commonbond Student Loan Trust, Series 2019-AGS, Class A2, 6.05% (1 Month USD LIBOR + 90 bps), 1/25/47 (144A)	1,740,032
1,244,733	Conn's Receivables Funding LLC, Series 2021-A, Class B, 2.87%, 5/15/26 (144A)	1,242,174
1,588,498	Conn's Receivables Funding LLC, Series 2021-A, Class C, 4.59%, 5/15/26 (144A)	1,562,560
4,470,000	Continental Credit Card ABS LLC, Series 2019-1A, Class B, 4.95%, 8/15/26 (144A)	4,370,256
4,398,000	Continental Credit Card ABS LLC, Series 2019-1A, Class C, 6.16%, 8/15/26 (144A)	4,126,933
921,950	Credito Real USA Auto Receivables Trust, Series 2021-1A, Class A, 1.35%, 2/16/27 (144A)	909,612
7,870,000	Credito Real USA Auto Receivables Trust, Series 2021-1A, Class B, 2.87%, 2/16/27 (144A)	7,557,503
676,166	Crossroads Asset Trust, Series 2021-A, Class B, 1.12%, 6/20/25 (144A)	671,589
500,000	Crossroads Asset Trust, Series 2021-A, Class D, 2.52%, 1/20/26 (144A)	477,861
78	Delta Funding Home Equity Loan Trust, Series 1997-2, Class A6, 7.04%, 6/25/27	37
Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/2314

Schedule of Investments  |  6/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
2,500,000	Dext ABS LLC, Series 2021-1, Class B, 1.76%, 2/15/28 (144A)	$ 2,280,204
5,643,484	Dext ABS LLC, Series 2023-1, Class A1, 5.68%, 4/15/24 (144A)	5,637,701
2,000,000	Dext ABS LLC, Series 2023-1, Class A2, 5.99%, 3/15/32 (144A)	1,972,037
3,172,804(a)	Donlen Fleet Lease Funding 2 LLC, Series 2021-2, Class A1, 5.552% (1 Month USD LIBOR + 33 bps), 12/11/34 (144A)	3,165,185
4,709(a)	DRB Prime Student Loan Trust, Series 2017-A, Class A1, 6.00% (1 Month USD LIBOR + 85 bps), 5/27/42 (144A)	4,708
4,900,000(a)	Ellington CLO III, Ltd., Series 2018-3A, Class B, 7.25% (3 Month USD LIBOR + 200 bps), 7/20/30 (144A)	4,777,559
6,500,000(a)	Ellington CLO III, Ltd., Series 2018-3A, Class C, 7.50% (3 Month USD LIBOR + 225 bps), 7/20/30 (144A)	6,444,340
1,137,933(a)	Ellington CLO IV, Ltd., Series 2019-4A, Class AR, 6.84% (3 Month USD LIBOR + 158 bps), 4/15/29 (144A)	1,134,955
7,000,000(a)	Ellington CLO IV, Ltd., Series 2019-4A, Class BR, 7.26% (3 Month USD LIBOR + 200 bps), 4/15/29 (144A)	6,940,129
3,362,500(a)	Ellington CLO IV, Ltd., Series 2019-4A, Class CR, 8.01% (3 Month USD LIBOR + 275 bps), 4/15/29 (144A)	3,324,352
625,000(a)	Elmwood CLO IV, Ltd., Series 2020-1A, Class X, 5.96% (3 Month USD LIBOR + 70 bps), 4/15/33 (144A)	624,969
8,719,384	Exeter Automobile Receivables Trust, Series 2020-2A, Class D, 4.73%, 4/15/26 (144A)	8,660,958
2,500,000	Exeter Automobile Receivables Trust, Series 2023-1A, Class A3, 5.58%, 4/15/26	2,485,684
2,000,000	Exeter Automobile Receivables Trust, Series 2023-2A, Class A2, 5.87%, 11/17/25	1,999,096
1,432,980	FCI Funding LLC, Series 2021-1A, Class A, 1.13%, 4/15/33 (144A)	1,368,830
1,074,735	FCI Funding LLC, Series 2021-1A, Class B, 1.53%, 4/15/33 (144A)	1,021,419
2,926,100	FHF Trust, Series 2021-1A, Class A, 1.27%, 3/15/27 (144A)	2,810,989
1,738,038	FHF Trust, Series 2021-2A, Class A, 0.83%, 12/15/26 (144A)	1,655,502
6,300,000	FHF Trust, Series 2023-1A, Class A2, 6.57%, 6/15/28 (144A)	6,237,833
15Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/23

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
4,281,150	First Investors Auto Owner Trust, Series 2022-2A, Class A, 6.26%, 7/15/27 (144A)	$ 4,278,556
7,000,000	Flagship Credit Auto Trust, Series 2023-1, Class A2, 5.38%, 12/15/26 (144A)	6,965,020
3,000,000(a)	Ford Credit Auto Owner Trust, Series 2023-A, Class A2B, 5.787% (SOFR30A + 72 bps), 3/15/26	3,007,863
4,100,000(a)	Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A2, 6.317% (SOFR30A + 125 bps), 5/15/28 (144A)	4,127,305
1,000,000	Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class B, 5.31%, 5/15/28 (144A)	986,813
5,000,000(a)	Fort Washington CLO, Series 2019-1A, Class AR, 6.38% (3 Month USD LIBOR + 113 bps), 10/20/32 (144A)	4,929,415
8,250,000(a)	Fortress Credit Opportunities IX CLO, Ltd., Series 2017-9A, Class A1TR, 6.81% (3 Month USD LIBOR + 155 bps), 10/15/33 (144A)	8,019,742
2,206,392(a)	Fortress Credit Opportunities VI CLO, Ltd., Series 2015-6A, Class A1TR, 6.571% (3 Month USD LIBOR + 136 bps), 7/10/30 (144A)	2,191,355
6,977,222(a)	Fortress Credit Opportunities XVII CLO, Ltd., Series 2022-17A, Class A, 6.356% (3 Month Term SOFR + 137 bps), 1/15/30 (144A)	6,913,310
7,000,000(a)	Fortress Credit Opportunities XVII CLO, Ltd., Series 2022-17A, Class C, 7.636% (3 Month Term SOFR + 265 bps), 1/15/30 (144A)	6,712,468
4,614,619	Foundation Finance Trust, Series 2021-1A, Class A, 1.27%, 5/15/41 (144A)	4,054,210
2,687,928	Foundation Finance Trust, Series 2021-2A, Class A, 2.19%, 1/15/42 (144A)	2,438,045
1,999,836	Foursight Capital Automobile Receivables Trust, Series 2020-1, Class D, 2.60%, 1/15/26 (144A)	1,987,896
3,250,000	Foursight Capital Automobile Receivables Trust, Series 2023-1, Class A2, 5.43%, 10/15/26 (144A)	3,229,792
950,999	Freed ABS Trust, Series 2021-1CP, Class C, 2.83%, 3/20/28 (144A)	936,840
1,000,000	Freed ABS Trust, Series 2021-3FP, Class D, 2.37%, 11/20/28 (144A)	928,728
231,264	Freed ABS Trust, Series 2022-3FP, Class B, 5.79%, 8/20/29 (144A)	229,865
12,000,000	Genesis Sales Finance Master Trust, Series 2021-AA, Class A, 1.20%, 12/21/26 (144A)	11,303,036
1,000,000	Genesis Sales Finance Master Trust, Series 2021-AA, Class D, 2.09%, 12/21/26 (144A)	871,111
Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/2316

Schedule of Investments  |  6/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,000,000	GLS Auto Receivables Issuer Trust, Series 2020-2A, Class C, 4.57%, 4/15/26 (144A)	$ 988,953
2,100,000	GLS Auto Receivables Issuer Trust, Series 2022-3A, Class D, 6.42%, 6/15/28 (144A)	2,080,856
10,000,000	GLS Auto Receivables Issuer Trust, Series 2023-1A, Class A2, 5.98%, 8/17/26 (144A)	9,974,029
2,695,000	GLS Auto Receivables Issuer Trust, Series 2023-1A, Class D, 7.01%, 1/16/29 (144A)	2,710,267
7,600,000	GLS Auto Receivables Issuer Trust, Series 2023-2A, Class A2, 5.70%, 1/15/27 (144A)	7,571,830
5,000,000	GLS Auto Select Receivables Trust, Series 2023-1A, Class A2, 6.27%, 8/16/27 (144A)	4,987,748
5,500,000(a)	GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A2, 6.218% (SOFR30A + 115 bps), 6/15/28 (144A)	5,591,686
198,976	Gold Key Resorts LLC, Series 2014-A, Class B, 3.72%, 3/17/31 (144A)	196,979
500,000(a)	Goldentree Loan Management US CLO 1, Ltd., Series 2017-1A, Class ER2, 11.75% (3 Month USD LIBOR + 650 bps), 4/20/34 (144A)	470,353
5,569,244(a)	Golub Capital Partners CLO 24M-R, Ltd., Series 2015-24A, Class AR, 6.926% (3 Month USD LIBOR + 160 bps), 11/5/29 (144A)	5,515,055
7,418,919(a)	Golub Capital Partners CLO 25M, Ltd., Series 2015-25A, Class AR, 6.706% (3 Month USD LIBOR + 138 bps), 5/5/30 (144A)	7,346,221
9,918,358(a)	Golub Capital Partners CLO 34M, Ltd., Series 2017-34A, Class AR, 7.026% (3 Month USD LIBOR + 170 bps), 3/14/31 (144A)	9,781,237
5,000,000(a)	Golub Capital Partners CLO 46M, Ltd., Series 2019-46A, Class A1A, 7.05% (3 Month USD LIBOR + 180 bps), 4/20/32 (144A)	4,947,550
8,621,392(a)	Gracie Point International Funding, Series 2021-1A, Class A, 5.955% (1 Month USD LIBOR + 75 bps), 11/1/23 (144A)	8,621,411
1,889,000(a)	Gracie Point International Funding, Series 2021-1A, Class C, 7.605% (1 Month USD LIBOR + 240 bps), 11/1/23 (144A)	1,889,007
17,065,836(a)	Gracie Point International Funding, Series 2022-1A, Class A, 7.315% (SOFR30A + 225 bps), 4/1/24 (144A)	17,038,423
1,405,000(a)	Gracie Point International Funding, Series 2022-1A, Class D, 9.565% (SOFR30A + 450 bps), 4/1/24 (144A)	1,401,039
17Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/23

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
4,600,000(a)	Gracie Point International Funding, Series 2022-2A, Class A, 7.791% (SOFR30A + 275 bps), 7/1/24 (144A)	$ 4,603,083
500,000(a)	Gracie Point International Funding, Series 2022-2A, Class D, 10.565% (SOFR30A + 550 bps), 7/1/24 (144A)	500,292
2,500,000(a)	Gracie Point International Funding, Series 2022-2A, Class E, 12.065% (SOFR30A + 700 bps), 7/1/24 (144A)	2,501,245
5,000,000(a)	Gracie Point International Funding, Series 2022-3A, Class A, 8.282% (SOFR30A + 325 bps), 11/1/24 (144A)	5,007,939
3,000,000(a)	Gracie Point International Funding, Series 2022-3A, Class C, 9.532% (SOFR30A + 450 bps), 11/1/24 (144A)	3,004,239
1,000,000(a)	Gracie Point International Funding, Series 2022-3A, Class D, 10.782% (SOFR30A + 575 bps), 11/1/24 (144A)	1,001,239
3,226,667(a)	Great Lakes CLO VI LLC, Series 2021-6A, Class AX, 6.448% (3 Month Term SOFR + 146 bps), 1/15/34 (144A)	3,187,343
5,207,250	HOA Funding LLC - HOA, Series 2021-1A, Class A2, 4.723%, 8/20/51 (144A)	4,273,741
2,050,000	HOA Funding LLC - HOA, Series 2021-1A, Class B, 7.432%, 8/20/51 (144A)	1,572,655
4,000,000(a)	ICG US CLO, Ltd., Series 2017-1A, Class ERR, 12.633% (3 Month USD LIBOR + 736 bps), 7/28/34 (144A)	3,482,636
3,093,750(a)	Ivy Hill Middle Market Credit Fund IX, Ltd., Series 9A, Class XRR, 6.271% (3 Month Term SOFR + 120 bps), 4/23/34 (144A)	3,085,889
7,000,000(a)	Ivy Hill Middle Market Credit Fund XII, Ltd., Series 12A, Class A1TR, 6.85% (3 Month USD LIBOR + 160 bps), 7/20/33 (144A)	6,828,115
11,460,000(a)	JP Morgan Mortgage Trust, Series 2023-HE1, Class A1, 6.817% (SOFR30A + 175 bps), 11/25/53 (144A)	11,462,292
213,746	JPMorgan Chase Bank N.A. - CACLN, Series 2020-1, Class B, 0.991%, 1/25/28 (144A)	212,402
48,836	JPMorgan Chase Bank N.A. - CACLN, Series 2020-2, Class B, 0.84%, 2/25/28 (144A)	48,008
2,049,832	JPMorgan Chase Bank N.A. - CACLN, Series 2021-1, Class B, 0.875%, 9/25/28 (144A)	1,988,127
Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/2318

Schedule of Investments  |  6/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
471,006	JPMorgan Chase Bank N.A. - CACLN, Series 2021-1, Class C, 1.024%, 9/25/28 (144A)	$ 456,731
455,518	JPMorgan Chase Bank N.A. - CACLN, Series 2021-1, Class D, 1.174%, 9/25/28 (144A)	441,494
4,000,000	JPMorgan Chase Bank N.A. - CACLN, Series 2021-1, Class F, 4.28%, 9/25/28 (144A)	3,750,020
2,496,241	JPMorgan Chase Bank N.A. - CACLN, Series 2021-2, Class B, 0.889%, 12/26/28 (144A)	2,413,533
224,662	JPMorgan Chase Bank N.A. - CACLN, Series 2021-2, Class C, 0.969%, 12/26/28 (144A)	217,216
443,776	JPMorgan Chase Bank N.A. - CACLN, Series 2021-2, Class D, 1.138%, 12/26/28 (144A)	428,608
599,489	JPMorgan Chase Bank N.A. - CACLN, Series 2021-3, Class B, 0.76%, 2/26/29 (144A)	570,846
11,300,000	Kubota Credit Owner Trust, Series 2023-1A, Class A2, 5.40%, 2/17/26 (144A)	11,198,066
5,187,081	LAD Auto Receivables Trust, Series 2023-1A, Class A2, 5.68%, 10/15/26 (144A)	5,161,966
1,680,341(a)	Laurel Road Prime Student Loan Trust, Series 2017-C, Class A1, 5.70% (1 Month USD LIBOR + 55 bps), 11/25/42 (144A)	1,666,210
75,000(a)	LCM 28, Ltd., Series 28A, Class X, 6.15% (3 Month USD LIBOR + 90 bps), 10/20/30 (144A)	74,996
8,000,000(a)	LCM XVIII LP, Series 18A, Class A1R, 6.27% (3 Month USD LIBOR + 102 bps), 4/20/31 (144A)	7,914,472
12,204,789	Lendingpoint Asset Securitization Trust, Series 2022-C, Class A, 6.56%, 2/15/30 (144A)	12,188,430
9,000,000	LendingPoint Asset Securitization Trust, Series 2020-REV1, Class B, 4.494%, 10/15/28 (144A)	8,861,296
1,014,674	LendingPoint Pass-Through Trust Series, Series 2022-ST1, Class A, 2.50%, 3/15/28 (144A)	971,971
3,287,604	LFS LLC, Series 2021-A, Class A, 2.46%, 4/15/33 (144A)	3,131,181
7,135,776	LFS LLC, Series 2021-B, Class A, 2.40%, 12/15/33 (144A)	6,668,383
7,750,000	LFS LLC, Series 2023-A, Class A, 7.173%, 7/15/35 (144A)	7,657,398
5,284,658	Libra Solutions LLC, Series 2022-1A, Class A, 4.75%, 5/15/34 (144A)	5,201,694
10,351,960	Libra Solutions LLC, Series 2023-1A, Class A, 7.00%, 2/15/35 (144A)	10,300,585
4,658,382	Libra Solutions LLC, Series 2023-1A, Class B, 10.25%, 2/15/35 (144A)	4,658,382
19Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/23

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
8,100,898	Lobel Automobile Receivables Trust, Series 2023-1, Class A, 6.97%, 7/15/26 (144A)	$ 8,053,516
1,432,181	Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636%, 10/15/46 (144A)	1,244,594
949,944(a)	Madison Park Funding XXX LTD, Series 2018-30A, Class A, 6.01% (3 Month USD LIBOR + 75 bps), 4/15/29 (144A)	939,839
5,458,328(a)	Magnetite VII, Ltd., Series 2012-7A, Class A1R2, 6.06% (3 Month USD LIBOR + 80 bps), 1/15/28 (144A)	5,420,000
825,888	Marlette Funding Trust, Series 2022-1A, Class A, 1.36%, 4/15/32 (144A)	820,862
1,540,823	Marlette Funding Trust, Series 2022-3A, Class A, 5.18%, 11/15/32 (144A)	1,531,632
21,206,137	Marlette Funding Trust, Series 2023-2A, Class A, 6.04%, 6/15/33 (144A)	21,134,253
2,000,000(a)	MCF CLO IX, Ltd., Series 2019-1A, Class A2R, 6.736% (3 Month Term SOFR + 175 bps), 7/17/31 (144A)	1,922,484
6,930,000(a)	MCF CLO IX, Ltd., Series 2019-1A, Class CR, 7.686% (3 Month Term SOFR + 270 bps), 7/17/31 (144A)	6,631,490
2,500,000(a)	MCF CLO VII LLC, Series 2017-3A, Class ER, 14.46% (3 Month Term SOFR + 941 bps), 7/20/33 (144A)	2,345,825
5,228,739(a)	MCF CLO VIII, Ltd., Series 2018-1A, Class A2AR, 7.662% (3 Month USD LIBOR + 240 bps), 7/18/30 (144A)	5,204,326
10,000,000	Mercury Financial Credit Card Master Trust, Series 2022-1A, Class A, 2.50%, 9/21/26 (144A)	9,446,751
7,000,000	Mercury Financial Credit Card Master Trust, Series 2022-1A, Class B, 3.20%, 9/21/26 (144A)	6,580,125
3,000,000	Mercury Financial Credit Card Master Trust, Series 2022-2A, Class C, 10.83%, 3/22/27 (144A)	2,904,553
12,000,000	Mercury Financial Credit Card Master Trust, Series 2023-1A, Class A, 8.04%, 9/20/27 (144A)	11,985,358
4,326(a)	Merrill Lynch Mortgage Investors Trust Series, Series 2004-OPT1, Class A1B, 6.01% (1 Month USD LIBOR + 86 bps), 6/25/35	4,400
4,677,554(a)	MF1, Ltd., Series 2020-FL4, Class A, 6.961% (1 Month Term SOFR + 181 bps), 11/15/35 (144A)	4,636,212
9,000,000(a)	MF1, Ltd., Series 2021-FL6, Class E, 8.166% (1 Month Term SOFR + 306 bps), 7/16/36 (144A)	8,234,397
2,300,000(a)	MF1, Ltd., Series 2021-FL7, Class D, 7.707% (1 Month USD LIBOR + 255 bps), 10/16/36 (144A)	2,139,996
3,300,000(a)	MF1, Ltd., Series 2021-FL7, Class E, 7.957% (1 Month USD LIBOR + 280 bps), 10/16/36 (144A)	3,037,874
Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/2320

Schedule of Investments  |  6/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
9,500,000	Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23%, 7/17/28 (144A)	$ 9,404,967
2,500,000	Mission Lane Credit Card Master Trust, Series 2023-A, Class C, 10.03%, 7/17/28 (144A)	2,480,003
7,080,786(a)	MJX Venture Management II LLC, Series 2014-18RR, Class A, 6.48% (3 Month USD LIBOR + 122 bps), 10/16/29 (144A)	7,027,843
1,100,000(a)	Monroe Capital MML CLO VII, Ltd., Series 2018-2A, Class D, 9.429% (3 Month USD LIBOR + 405 bps), 11/22/30 (144A)	1,020,316
115,801(a)	Morgan Stanley Home Equity Loan Trust, Series 2006-2, Class A4, 5.71% (1 Month USD LIBOR + 56 bps), 2/25/36	113,501
1,889,178	MVW LLC, Series 2021-1WA, Class A, 1.14%, 1/22/41 (144A)	1,697,497
899,500	MVW Owner Trust, Series 2019-1A, Class A, 2.89%, 11/20/36 (144A)	854,371
1,285,379(a)	National Collegiate Trust, Series 2007-A, Class A, 5.445% (1 Month USD LIBOR + 30 bps), 5/25/31 (144A)	1,239,129
785,488	Navient Private Education Refi Loan Trust, Series 2021-CA, Class A, 1.06%, 10/15/69 (144A)	677,448
3,441,423(a)	Navient Student Loan Trust, Series 2021-1A, Class A1B, 5.75% (1 Month USD LIBOR + 60 bps), 12/26/69 (144A)	3,347,063
4,069,044(a)	Nelnet Student Loan Trust, Series 2005-2, Class A5, 5.328% (SOFR90A + 36 bps), 3/23/37	3,972,011
925,133	Nelnet Student Loan Trust, Series 2021-A, Class APT2, 1.36%, 4/20/62 (144A)	820,642
4,740,818(a)	Nelnet Student Loan Trust, Series 2021-DA, Class AFL, 5.836% (1 Month USD LIBOR + 69 bps), 4/20/62 (144A)	4,648,653
3,000,000(a)	Neuberger Berman CLO XXI, Ltd., Series 2016-21A, Class XR2, 6.15% (3 Month USD LIBOR + 90 bps), 4/20/34 (144A)	2,998,536
1,923,159(a)	Newtek Small Business Loan Trust, Series 2018-1, Class A, 7.70% (PRIME - 55 bps), 2/25/44 (144A)	1,898,244
1,923,159(a)	Newtek Small Business Loan Trust, Series 2018-1, Class B, 9.00% (PRIME + 75 bps), 2/25/44 (144A)	1,906,228
4,185,001(a)	Newtek Small Business Loan Trust, Series 2019-1, Class A, 7.35% (PRIME - 90 bps), 12/25/44 (144A)	4,115,475
892,800(a)	Newtek Small Business Loan Trust, Series 2019-1, Class B, 8.50% (PRIME + 25 bps), 12/25/44 (144A)	875,998
21Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/23

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
3,412,268(a)	Newtek Small Business Loan Trust, Series 2021-1, Class A, 8.00% (PRIME - 25 bps), 12/25/48 (144A)	$ 3,327,419
4,391,859(a)	Newtek Small Business Loan Trust, Series 2023-1, Class A, 7.75% (SOFR30A + 300 bps), 7/25/50 (144A)	4,362,482
450,474	NMEF Funding LLC, Series 2019-A, Class C, 3.30%, 8/17/26 (144A)	449,954
9,360,000	NMEF Funding LLC, Series 2019-A, Class D, 4.39%, 8/17/26 (144A)	9,350,591
290,000	NMEF Funding LLC, Series 2021-A, Class B, 1.85%, 12/15/27 (144A)	283,107
2,500,000	NMEF Funding LLC, Series 2021-A, Class D, 5.78%, 12/15/27 (144A)	2,419,340
92,319(a)	NovaStar Mortgage Funding Trust Series, Series 2003-1, Class A2, 5.93% (1 Month USD LIBOR + 78 bps), 5/25/33	87,757
3,431,947	Oasis Securitization Funding LLC, Series 2021-2A, Class A, 2.143%, 10/15/33 (144A)	3,378,085
1,690,224	Oasis Securitization Funding LLC, Series 2021-2A, Class B, 5.147%, 10/15/33 (144A)	1,663,267
1,500,000(a)	Ocean Trails CLO XII, Ltd., Series 2022-12A, Class E, 13.158% (3 Month Term SOFR + 811 bps), 7/20/35 (144A)	1,407,891
292,642	Octane Receivables Trust, Series 2020-1A, Class A, 1.71%, 2/20/25 (144A)	291,504
2,434,550	Octane Receivables Trust, Series 2021-1A, Class A, 0.93%, 3/22/27 (144A)	2,364,712
2,750,000	Octane Receivables Trust, Series 2021-1A, Class C, 2.23%, 11/20/28 (144A)	2,515,361
478,693	Octane Receivables Trust, Series 2021-2A, Class A, 1.21%, 9/20/28 (144A)	460,133
59,353	Octane Receivables Trust, Series 2022-1A, Class A2, 4.18%, 3/20/28 (144A)	58,242
2,813,000	Octane Receivables Trust, Series 2022-1A, Class D, 5.54%, 2/20/29 (144A)	2,650,973
3,859,116	Octane Receivables Trust, Series 2023-1A, Class A, 5.87%, 5/21/29 (144A)	3,837,267
250,000(a)	OHA Credit Funding 5, Ltd., Series 2020-5A, Class X, 5.812% (3 Month USD LIBOR + 55 bps), 4/18/33 (144A)	249,988
2,283,287	Oportun Funding LLC, Series 2022-1, Class A, 3.25%, 6/15/29 (144A)	2,251,679
4,891,283	Oportun Funding XIV LLC, Series 2021-A, Class B, 1.76%, 3/8/28 (144A)	4,644,421
Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/2322

Schedule of Investments  |  6/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
2,445,642	Oportun Funding XIV LLC, Series 2021-A, Class D, 5.40%, 3/8/28 (144A)	$ 2,329,114
10,000,000	Oportun Issuance Trust, Series 2021-C, Class A, 2.18%, 10/8/31 (144A)	8,997,000
757,512	Oscar US Funding X LLC, Series 2019-1A, Class A4, 3.27%, 5/10/26 (144A)	751,608
4,000,000(a)	OSD CLO, Ltd., Series 2021-23A, Class D, 8.21% (3 Month USD LIBOR + 295 bps), 4/17/31 (144A)	3,721,868
5,000,000(a)	Owl Rock CLO I, Ltd., Series 2019-1A, Class B, 8.079% (3 Month USD LIBOR + 270 bps), 5/20/31 (144A)	4,825,995
11,000,000(a)	Owl Rock CLO II, Ltd., Series 2019-2A, Class ALR, 6.80% (3 Month USD LIBOR + 155 bps), 4/20/33 (144A)	10,720,853
2,600,000(a)	Owl Rock CLO IV, Ltd., Series 2020-4A, Class A1R, 6.979% (3 Month USD LIBOR + 160 bps), 8/20/33 (144A)	2,524,028
375,000(a)	OZLM XXIII, Ltd., Series 2019-23A, Class X, 6.16% (3 Month USD LIBOR + 90 bps), 4/15/34 (144A)	374,963
223,845	Pagaya AI Debt Selection Trust, Series 2021-1, Class A, 1.18%, 11/15/27 (144A)	223,356
203,549	Pagaya AI Debt Selection Trust, Series 2021-5, Class A, 1.53%, 8/15/29 (144A)	199,773
11,272,751	Pagaya AI Debt Trust, Series 2022-1, Class A, 2.03%, 10/15/29 (144A)	10,973,162
1,312,352	Pagaya AI Debt Trust, Series 2022-5, Class A, 8.096%, 6/17/30 (144A)	1,320,937
4,539,387	Pagaya AI Debt Trust, Series 2023-1, Class A, 7.556%, 7/15/30 (144A)	4,545,174
9,299,169	Pagaya AI Debt Trust, Series 2023-3, Class A, 7.60%, 12/16/30 (144A)	9,324,030
4,000,000(a)	Palmer Square Loan Funding, Ltd., Series 2020-4A, Class C, 8.996% (3 Month USD LIBOR + 360 bps), 11/25/28 (144A)	3,937,540
1,250,000(a)	Palmer Square Loan Funding, Ltd., Series 2021-2A, Class D, 10.379% (3 Month USD LIBOR + 500 bps), 5/20/29 (144A)	1,144,609
15,358,216(a)	Palmer Square Loan Funding, Ltd., Series 2022-1A, Class A1, 6.036% (3 Month Term SOFR + 105 bps), 4/15/30 (144A)	15,191,380
58,388	Pawnee Equipment Receivables Series LLC, Series 2020-1, Class A, 1.37%, 11/17/25 (144A)	58,251
3,250,000	Pawneee Equipment Receivables Series LLC, Series 2021-1, Class D, 2.75%, 7/15/27 (144A)	2,911,173
23Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/23

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
2,430,493	PEAR LLC, Series 2020-1, Class A, 3.75%, 12/15/32 (144A)	$ 2,391,620
8,387,875	PEAR LLC, Series 2021-1, Class A, 2.60%, 1/15/34 (144A)	7,887,841
3,000,000	PEAR LLC, Series 2021-1, Class B, 0.000%, 1/15/34 (144A)	2,073,600
2,500,000	PFS Financing Corp., Series 2021-A, Class A, 0.71%, 4/15/26 (144A)	2,394,553
6,500,000	Prestige Auto Receivables Trust, Series 2023-1A, Class A2, 5.88%, 3/16/26 (144A)	6,476,356
3,992,932(a)	Prodigy Finance CMDAC, Series 2021-1A, Class A, 6.454% (1 Month Term SOFR + 136 bps), 7/25/51 (144A)	3,942,061
13,670,002	Purchasing Power Funding LLC, Series 2021-A, Class A, 1.57%, 10/15/25 (144A)	13,478,097
4,860,000	Purchasing Power Funding LLC, Series 2021-A, Class C, 2.53%, 10/15/25 (144A)	4,621,358
2,310,000	Purchasing Power Funding LLC, Series 2021-A, Class D, 4.37%, 10/15/25 (144A)	2,172,034
485,049(a)	RAAC Series Trust, Series 2006-RP1, Class M2, 6.35% (1 Month USD LIBOR + 120 bps), 10/25/45 (144A)	483,690
1,365,447	Reach Financial LLC, Series 2022-1A, Class A, 3.76%, 11/15/29 (144A)	1,349,510
4,948,102(a)	ReadyCap Lending Small Business Loan Trust, Series 2019-2, Class A, 7.75% (PRIME - 50 bps), 12/27/44 (144A)	4,741,068
2,576,470(a)	Regatta VI Funding, Ltd., Series 2016-1A, Class XR, 6.05% (3 Month USD LIBOR + 80 bps), 4/20/34 (144A)	2,575,429
3,176,471(a)	Regatta VII Funding, Ltd., Series 2016-1A, Class X, 6.36% (3 Month USD LIBOR + 85 bps), 6/20/34 (144A)	3,163,492
3,750,000(a)	Regatta XXIII Funding, Ltd., Series 2021-4A, Class X, 6.20% (3 Month USD LIBOR + 95 bps), 1/20/35 (144A)	3,749,813
1,110,000	Republic Finance Issuance Trust, Series 2020-A, Class A, 2.47%, 11/20/30 (144A)	1,066,328
7,500,000(a)	Rosy Blue Carat SCS, Series 2018-1, Class A2R, 5.141% (1 Month Term SOFR + 411 bps), 3/15/30 (144A)	7,592,250
5,900,837	Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class B, 5.721%, 8/16/32 (144A)	5,861,719
4,130,586	Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class D, 6.793%, 8/16/32 (144A)	4,113,319
Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/2324

Schedule of Investments  |  6/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
3,317,432	Santander Bank Auto Credit-Linked Notes Series, Series 2022-A, Class B, 5.281%, 5/15/32 (144A)	$ 3,262,392
1,520,223	Santander Bank NA - SBCLN, Series 2021-1A, Class B, 1.833%, 12/15/31 (144A)	1,470,086
1,004,373	Santander Consumer Auto Receivables Trust, Series 2021-BA, Class B, 1.45%, 10/16/28 (144A)	989,653
1,277,526	Santander Consumer Auto Receivables Trust, Series 2021-CA, Class C, 2.97%, 6/15/28 (144A)	1,227,778
2,500,000	Santander Drive Auto Receivables Trust, Series 2022-2, Class B, 3.44%, 9/15/27	2,420,495
908,499	SCF Equipment Leasing LLC, Series 2021-1A, Class A3, 0.83%, 8/21/28 (144A)	886,250
446,165	Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class A, 0.99%, 11/20/37 (144A)	413,247
1,600,000(a)	Silver Rock CLO II, Ltd., Series 2021-2A, Class X, 6.30% (3 Month USD LIBOR + 105 bps), 1/20/35 (144A)	1,599,286
3,970,040(a)	SLM Private Credit Student Loan Trust, Series 2007-A, Class A4A, 5.792% (3 Month USD LIBOR + 24 bps), 12/16/41	3,813,909
2,913,669(a)	SMB Private Education Loan Trust, Series 2018-B, Class A2B, 5.913% (1 Month USD LIBOR + 72 bps), 1/15/37 (144A)	2,871,636
5,500,000(a)	SMB Private Education Loan Trust, Series 2023-B, Class A1B, 6.868% (SOFR30A + 180 bps), 10/16/56 (144A)	5,511,895
1,055,252	SoFi Consumer Loan Program Trust, Series 2023-1S, Class A, 5.81%, 5/15/31 (144A)	1,053,787
5,665(a)	Sofi Professional Loan Program LLC, Series 2017-A, Class A1, 5.85% (1 Month USD LIBOR + 70 bps), 3/26/40 (144A)	5,662
3,000,000(a)	Sound Point CLO XVI, Ltd., Series 2017-2A, Class D, 8.855% (3 Month USD LIBOR + 360 bps), 7/25/30 (144A)	2,631,129
1,995,534	SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37 (144A)	1,783,873
4,755,054(a)	STAR Trust, Series 2021-SFR2, Class A, 6.096% (1 Month USD LIBOR + 95 bps), 1/17/24 (144A)	4,632,895
6,250,000(a)	STAR Trust, Series 2021-SFR2, Class E, 7.146% (1 Month USD LIBOR + 200 bps), 1/17/24 (144A)	5,902,984
2,400,932	Stonepeak ABS, Series 2021-1A, Class AA, 2.301%, 2/28/33 (144A)	2,171,273
9,000,000(a)	STWD, Ltd., Series 2021-FL2, Class A, 6.358% (1 Month USD LIBOR + 120 bps), 4/18/38 (144A)	8,691,718
25Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/23

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
6,000,000(a)	STWD, Ltd., Series 2021-SIF1, Class A, 6.76% (3 Month USD LIBOR + 150 bps), 4/15/32 (144A)	$ 5,943,732
3,320,000(a)	STWD, Ltd., Series 2021-SIF1, Class C, 7.61% (3 Month USD LIBOR + 235 bps), 4/15/32 (144A)	3,204,198
12,000,000(a)	STWD, Ltd., Series 2021-SIF2A, Class A1, 6.536% (3 Month Term SOFR + 155 bps), 1/15/33 (144A)	11,925,358
6,000,000(a)	STWD, Ltd., Series 2021-SIF2A, Class D, 8.836% (3 Month Term SOFR + 385 bps), 1/15/33 (144A)	5,676,846
2,000,000(a)	Symphony CLO XIX, Ltd., Series 2018-19A, Class A, 6.22% (3 Month USD LIBOR + 96 bps), 4/16/31 (144A)	1,975,120
2,750,000	Tesla Auto Lease Trust, Series 2021-A, Class B, 1.02%, 3/20/25 (144A)	2,694,855
631,949	Theorem Funding Trust, Series 2022-1A, Class A, 1.85%, 2/15/28 (144A)	622,266
3,087,500(a)	THL Credit Wind River CLO, Ltd., Series 2019-1A, Class XR, 6.20% (3 Month USD LIBOR + 95 bps), 7/20/34 (144A)	3,085,888
963,223	Tidewater Auto Receivables Trust, Series 2018-AA, Class E, 5.48%, 10/15/26 (144A)	961,774
2,750,000	Tidewater Auto Receivables Trust, Series 2020-AA, Class E, 3.35%, 7/17/28 (144A)	2,702,240
2,178,389(a)	Towd Point Asset Trust, Series 2018-SL1, Class A, 5.75% (1 Month USD LIBOR + 60 bps), 1/25/46 (144A)	2,167,374
11,000,000(a)	Towd Point Asset Trust, Series 2018-SL1, Class B, 6.20% (1 Month USD LIBOR + 105 bps), 1/25/46 (144A)	10,601,604
11,500,000(a)	Trafigura Securitisation Finance Plc, Series 2021-1A, Class A1, 5.723% (1 Month USD LIBOR + 53 bps), 1/15/25 (144A)	11,247,345
3,250,000	Tricolor Auto Securitization Trust, Series 2021-1A, Class E, 3.23%, 9/15/26 (144A)	3,161,417
575,543	Tricolor Auto Securitization Trust, Series 2022-1A, Class A, 3.30%, 2/18/25 (144A)	572,129
5,000,000	Tricolor Auto Securitization Trust, Series 2022-1A, Class E, 7.79%, 8/16/27 (144A)	4,785,113
6,365,094	Tricolor Auto Securitization Trust, Series 2023-1A, Class A, 6.48%, 8/17/26 (144A)	6,346,190
4,018,000	Tricon American Homes Trust, Series 2017-SFR2, Class F, 5.104%, 1/17/36 (144A)	3,955,087
1,053,721	TVEST LLC, Series 2020-A, Class A, 4.50%, 7/15/32 (144A)	1,044,135
Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/2326

Schedule of Investments  |  6/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,995,234	TVEST LLC, Series 2021-A, Class A, 2.35%, 9/15/33 (144A)	$ 1,954,385
4,700,000	United Auto Credit Securitization Trust, Series 2021-1, Class F, 4.30%, 9/10/27 (144A)	4,509,292
2,500,000	United Auto Credit Securitization Trust, Series 2022-2, Class B, 5.41%, 12/10/25 (144A)	2,479,299
1,673,354	United Auto Credit Securitization Trust, Series 2023-1, Class A, 5.57%, 7/10/25 (144A)	1,669,943
29,350	Upstart Pass-Through Trust Series, Series 2020-ST2, Class A, 3.50%, 3/20/28 (144A)	29,132
528,159	Upstart Pass-Through Trust Series, Series 2021-ST4, Class A, 2.00%, 7/20/27 (144A)	501,153
2,262,181	Upstart Pass-Through Trust Series, Series 2021-ST5, Class A, 2.00%, 7/20/27 (144A)	2,139,723
3,516,919	Upstart Pass-Through Trust Series, Series 2022-ST2, Class A, 3.80%, 4/20/30 (144A)	3,353,258
859,594	Upstart Securitization Trust, Series 2021-1, Class B, 1.89%, 3/20/31 (144A)	852,398
1,904,655	Upstart Securitization Trust, Series 2021-5, Class A, 1.31%, 11/20/31 (144A)	1,862,184
13,158(a)	Venture 32 CLO, Ltd., Series 2018-32RR, Class AX, 6.015% (3 Month USD LIBOR + 75 bps), 7/19/31 (144A)	13,131
704,164	Veros Auto Receivables Trust, Series 2021-1, Class A, 0.92%, 10/15/26 (144A)	700,671
2,000,000	Veros Auto Receivables Trust, Series 2021-1, Class C, 3.64%, 8/15/28 (144A)	1,881,986
6,108,811	Veros Auto Receivables Trust, Series 2023-1, Class A, 7.12%, 11/15/28 (144A)	6,096,834
3,000,000	Veros Auto Receivables Trust, Series 2023-1, Class C, 8.32%, 11/15/28 (144A)	2,954,579
2,765,521	VFI ABS LLC, Series 2022-1A, Class A, 2.23%, 3/24/28 (144A)	2,685,961
2,500,000(a)	Voya CLO, Ltd., Series 2018-1A, Class A1, 6.215% (3 Month USD LIBOR + 95 bps), 4/19/31 (144A)	2,469,930
581,422	Westgate Resorts LLC, Series 2020-1A, Class A, 2.713%, 3/20/34 (144A)	567,376
697,707	Westgate Resorts LLC, Series 2020-1A, Class C, 6.213%, 3/20/34 (144A)	687,880
4,272,666	Westgate Resorts LLC, Series 2022-1A, Class C, 2.488%, 8/20/36 (144A)	4,001,025
4,840,447	Westgate Resorts LLC, Series 2023-1A, Class C, 7.49%, 12/20/37 (144A)	4,752,464
27Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/23

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,697,338(a)	Westlake Automobile Receivables Trust, Series 2022-1A, Class A2B, 5.766% (SOFR30A + 70 bps), 12/16/24 (144A)	$ 1,696,797
7,765,000(a)	Westlake Automobile Receivables Trust, Series 2023-1A, Class A2B, 5.917% (SOFR30A + 85 bps), 6/15/26 (144A)	7,759,089
9,000,000(a)	Westlake Automobile Receivables Trust, Series 2023-2A, Class A2B, 5.817% (SOFR30A + 75 bps), 7/15/26 (144A)	8,985,513
6,706,800	Willis Engine Structured Trust VI, Series 2021-A, Class B, 5.438%, 5/15/46 (144A)	4,651,086
4,150(a)	Wilshire Mortgage Loan Trust, Series 1997-2, Class A6, 5.43% (1 Month USD LIBOR + 28 bps), 5/25/28	4,127
5,000,000(a)	Woodmont Trust, Series 2020-7A, Class A1A, 7.16% (3 Month USD LIBOR + 190 bps), 1/15/32 (144A)	4,926,580
11,000,000(a)(e)	Woodmont Trust, Series 2023-12A, Class A1A, 7.62% (3 Month Term SOFR + 250 bps), 7/25/31 (144A)	11,000,000
5,000,000(a)	World Omni Select Auto Trust, Series 2023-A, Class A2B, 5.917% (SOFR30A + 85 bps), 3/15/27	4,993,496
6,500,000(a)	Z Capital Credit Partners CLO, Ltd., Series 2019-1A, Class BR, 7.26% (3 Month USD LIBOR + 200 bps), 7/16/31 (144A)	6,425,250
6,000,000(a)	Z Capital Credit Partners CLO, Ltd., Series 2019-1A, Class DR, 10.26% (3 Month USD LIBOR + 500 bps), 7/16/31 (144A)	5,805,246
	Total Asset Backed Securities (Cost $1,305,726,675)	$1,276,110,660

	Collateralized Mortgage Obligations—13.9% of Net Assets
31,240(d)	Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 3B1, 3.16%, 6/25/30	$ 31,049
8,735,908(a)	Bellemeade Re, Ltd., Series 2018-3A, Class M2, 7.90% (1 Month USD LIBOR + 275 bps), 10/25/28 (144A)	8,778,039
3,723,569(a)	Bellemeade Re, Ltd., Series 2019-1A, Class M2, 7.85% (1 Month USD LIBOR + 270 bps), 3/25/29 (144A)	3,750,629
2,800,000(a)	Bellemeade Re, Ltd., Series 2019-3A, Class B1, 7.65% (1 Month USD LIBOR + 250 bps), 7/25/29 (144A)	2,797,662
3,213,202(a)	Bellemeade Re, Ltd., Series 2019-4A, Class M1C, 7.65% (1 Month USD LIBOR + 250 bps), 10/25/29 (144A)	3,221,685
Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/2328

Schedule of Investments  |  6/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
4,144,546(a)	Bellemeade Re, Ltd., Series 2020-3A, Class M1C, 8.85% (1 Month USD LIBOR + 370 bps), 10/25/30 (144A)	$ 4,192,335
5,000,000(a)	Bellemeade Re, Ltd., Series 2020-4A, Class B1, 10.15% (1 Month USD LIBOR + 500 bps), 6/25/30 (144A)	5,130,443
1,292,310(a)	Bellemeade Re, Ltd., Series 2020-4A, Class M2B, 8.75% (1 Month USD LIBOR + 360 bps), 6/25/30 (144A)	1,301,659
2,900,000(a)	Bellemeade Re, Ltd., Series 2021-1A, Class M1B, 7.267% (SOFR30A + 220 bps), 3/25/31 (144A)	2,904,777
593,954(a)	Bellemeade Re, Ltd., Series 2021-2A, Class M1A, 6.267% (SOFR30A + 120 bps), 6/25/31 (144A)	590,809
6,613,208(a)	Bellemeade Re, Ltd., Series 2021-3A, Class A2, 6.067% (SOFR30A + 100 bps), 9/25/31 (144A)	6,464,214
15,000,000(a)	Bellemeade Re, Ltd., Series 2021-3A, Class M1C, 6.617% (SOFR30A + 155 bps), 9/25/31 (144A)	14,587,640
15,964,000(a)	Bellemeade Re, Ltd., Series 2022-1, Class M1C, 8.767% (SOFR30A + 370 bps), 1/26/32 (144A)	15,431,361
368,864(a)	Brass NO 8 Plc, Series 8A, Class A1, 6.018% (3 Month USD LIBOR + 70 bps), 11/16/66 (144A)	368,891
545,975(d)	BRAVO Residential Funding Trust, Series 2021-NQM2, Class A2, 1.28%, 3/25/60 (144A)	506,862
49,967(d)	Cascade Funding Mortgage Trust, Series 2019-RM3, Class A, 2.80%, 6/25/69 (144A)	48,143
8,150,256(d)	Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898%, 6/25/36 (144A)	7,691,338
3,300,000(d)	CFMT LLC, Series 2021-HB5, Class M3, 2.91%, 2/25/31 (144A)	3,020,850
6,731,357(d)	CFMT LLC, Series 2021-HB7, Class A, 1.151%, 10/27/31 (144A)	6,302,687
9,000,000(d)	CFMT LLC, Series 2021-HB7, Class M2, 2.679%, 10/27/31 (144A)	8,187,382
6,450,000(d)	CFMT LLC, Series 2021-HB7, Class M4, 5.072%, 10/27/31 (144A)	5,783,362
2,738,263(d)	CFMT LLC, Series 2022-HB8, Class A, 3.75%, 4/25/25 (144A)	2,665,781
8,000,000(d)	CFMT LLC, Series 2022-HB8, Class M3, 3.75%, 4/25/25 (144A)	6,698,080
7,602,409(d)	CFMT LLC, Series 2023-HB12, Class A, 4.25%, 4/25/33 (144A)	7,255,963
29Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/23

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
7,617,814(a)	Chase Mortgage Finance Corp., Series 2021-CL1, Class M1, 6.267% (SOFR30A + 120 bps), 2/25/50 (144A)	$ 6,966,915
1,971,670(a)	Chase Mortgage Finance Corp., Series 2021-CL1, Class M2, 6.417% (SOFR30A + 135 bps), 2/25/50 (144A)	1,729,585
1,135,204(a)	Chase Mortgage Finance Corp., Series 2021-CL1, Class M3, 6.617% (SOFR30A + 155 bps), 2/25/50 (144A)	979,444
14,409,913(a)	Connecticut Avenue Securities Trust, Series 2019-HRP1, Class M2, 7.30% (1 Month USD LIBOR + 215 bps), 11/25/39 (144A)	14,450,294
633,530(a)	Connecticut Avenue Securities Trust, Series 2021-R03, Class 1M1, 5.917% (SOFR30A + 85 bps), 12/25/41 (144A)	628,366
9,746,587(a)	Connecticut Avenue Securities Trust, Series 2022-R01, Class 1M1, 6.067% (SOFR30A + 100 bps), 12/25/41 (144A)	9,639,959
2,515,000(a)	Connecticut Avenue Securities Trust, Series 2022-R01, Class 1M2, 6.967% (SOFR30A + 190 bps), 12/25/41 (144A)	2,450,566
5,093,291(a)	Connecticut Avenue Securities Trust, Series 2022-R02, Class 2M1, 6.267% (SOFR30A + 120 bps), 1/25/42 (144A)	5,066,820
7,856,434(a)	Connecticut Avenue Securities Trust, Series 2022-R04, Class 1M1, 7.067% (SOFR30A + 200 bps), 3/25/42 (144A)	7,874,229
3,022,217(a)	Connecticut Avenue Securities Trust, Series 2022-R09, Class 2M1, 7.567% (SOFR30A + 250 bps), 9/25/42 (144A)	3,036,391
9,102,098(a)	Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, 7.467% (SOFR30A + 240 bps), 12/25/42 (144A)	9,156,011
4,500,471(a)	Connecticut Avenue Securities Trust, Series 2023-R02, Class 1M1, 7.367% (SOFR30A + 230 bps), 1/25/43 (144A)	4,517,330
3,716,358(a)	Connecticut Avenue Securities Trust, Series 2023-R03, Class 2M1, 7.567% (SOFR30A + 250 bps), 4/25/43 (144A)	3,749,723
1,677(a)	CSFB Mortgage-Backed Pass-Through Certificates Series, Series 2004-AR5, Class 11A2, 5.89% (1 Month USD LIBOR + 74 bps), 6/25/34	1,691
Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/2330

Schedule of Investments  |  6/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
4,410,148(a)	Eagle Re, Ltd., Series 2018-1, Class M1, 6.85% (1 Month USD LIBOR + 170 bps), 11/25/28 (144A)	$ 4,414,634
9,231,011(a)	Eagle Re, Ltd., Series 2019-1, Class M1B, 6.95% (1 Month USD LIBOR + 180 bps), 4/25/29 (144A)	9,219,914
2,974,256(a)	Eagle Re, Ltd., Series 2020-1, Class M1B, 6.60% (1 Month USD LIBOR + 145 bps), 1/25/30 (144A)	2,970,857
3,360,000(a)	Eagle Re, Ltd., Series 2021-2, Class M1C, 8.517% (SOFR30A + 345 bps), 4/25/34 (144A)	3,432,155
3,197,901(a)	Fannie Mae Connecticut Avenue Securities, Series 2018-C01, Class 1EB1, 5.60% (1 Month USD LIBOR + 45 bps), 7/25/30	3,191,582
1,471,874(a)	Fannie Mae Connecticut Avenue Securities, Series 2021-R02, Class 2M1, 5.967% (SOFR30A + 90 bps), 11/25/41 (144A)	1,460,888
941,487(a)	Fannie Mae Trust, Series 2003-W6, Class F, 5.50% (1 Month USD LIBOR + 35 bps), 9/25/42	927,103
347,041(a)	Fannie Mae Trust, Series 2005-W3, Class 2AF, 5.37% (1 Month USD LIBOR + 22 bps), 3/25/45	343,427
28,739(d)	Fannie Mae Trust, Series 2005-W3, Class 3A, 3.948%, 4/25/45	27,092
35,087(d)	Fannie Mae Trust, Series 2005-W4, Class 3A, 3.407%, 6/25/45	33,529
315,371(a)	Fannie Mae Whole Loan, Series 2007-W1, Class 1AF1, 5.41% (1 Month USD LIBOR + 26 bps), 11/25/46	311,894
20,562(a)	Federal Home Loan Mortgage Corp. REMICs, Series 1695, Class EG, 6.243% (1 Month USD LIBOR + 105 bps), 3/15/24	20,601
68,116(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2106, Class F, 5.643% (1 Month USD LIBOR + 45 bps), 12/15/28	67,881
37,688(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2122, Class FD, 5.543% (1 Month USD LIBOR + 35 bps), 2/15/29	37,492
7,864(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2156, Class FQ, 5.543% (1 Month USD LIBOR + 35 bps), 5/15/29	7,855
65,946(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2186, Class FY, 5.793% (1 Month USD LIBOR + 60 bps), 4/15/28	66,060
20,653(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2368, Class AF, 6.143% (1 Month USD LIBOR + 95 bps), 10/15/31	20,850
31Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/23

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
21,447(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2377, Class FE, 5.793% (1 Month USD LIBOR + 60 bps), 11/15/31	$ 21,426
52,382(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2411, Class FR, 5.793% (1 Month USD LIBOR + 60 bps), 6/15/31	52,337
43,686(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2432, Class FH, 5.893% (1 Month USD LIBOR + 70 bps), 3/15/32	43,908
118,610(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2439, Class F, 6.193% (1 Month USD LIBOR + 100 bps), 3/15/32	120,318
158,960(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2470, Class AF, 6.193% (1 Month USD LIBOR + 100 bps), 3/15/32	161,184
100,211(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2471, Class FD, 6.193% (1 Month USD LIBOR + 100 bps), 3/15/32	101,655
30,574(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2498, Class FQ, 5.793% (1 Month USD LIBOR + 60 bps), 9/15/32	30,531
34,856(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2543, Class EF, 5.543% (1 Month USD LIBOR + 35 bps), 12/15/32	34,620
184,919(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2551, Class FD, 5.593% (1 Month USD LIBOR + 40 bps), 1/15/33	184,068
115,114(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2567, Class FJ, 5.593% (1 Month USD LIBOR + 40 bps), 2/15/33	114,583
53,435(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2577, Class FA, 5.743% (1 Month USD LIBOR + 55 bps), 2/15/33	53,278
4,214(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2585, Class FD, 5.693% (1 Month USD LIBOR + 50 bps), 12/15/32	4,194
60,194(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2614, Class FV, 6.67% (1 Month USD LIBOR + 150 bps), 5/15/33	60,709
86,574(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2631, Class FC, 5.593% (1 Month USD LIBOR + 40 bps), 6/15/33	86,135
Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/2332

Schedule of Investments  |  6/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
47,356(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2711, Class FA, 6.193% (1 Month USD LIBOR + 100 bps), 11/15/33	$ 48,107
60,035(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2916, Class NF, 5.443% (1 Month USD LIBOR + 25 bps), 1/15/35	59,407
200,093(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2976, Class LF, 5.533% (1 Month USD LIBOR + 34 bps), 5/15/35	196,510
46,226(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3012, Class FE, 5.443% (1 Month USD LIBOR + 25 bps), 8/15/35	45,972
49,732(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3042, Class PF, 5.443% (1 Month USD LIBOR + 25 bps), 8/15/35	49,252
36,534(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3067, Class FA, 5.543% (1 Month USD LIBOR + 35 bps), 11/15/35	35,866
28,160(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3102, Class FG, 5.493% (1 Month USD LIBOR + 30 bps), 1/15/36	27,840
73,988(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3117, Class EF, 5.543% (1 Month USD LIBOR + 35 bps), 2/15/36	73,300
155,161(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3117, Class FE, 5.493% (1 Month USD LIBOR + 30 bps), 2/15/36	152,256
81,286(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3122, Class FP, 5.493% (1 Month USD LIBOR + 30 bps), 3/15/36	80,393
49,547(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3147, Class PF, 5.493% (1 Month USD LIBOR + 30 bps), 4/15/36	49,001
128,712(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3173, Class FC, 5.613% (1 Month USD LIBOR + 42 bps), 6/15/36	126,444
292,899(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3175, Class FE, 5.503% (1 Month USD LIBOR + 31 bps), 6/15/36	289,700
173,821(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3181, Class HF, 5.693% (1 Month USD LIBOR + 50 bps), 7/15/36	171,526
33Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/23

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
10,720(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3191, Class FE, 5.593% (1 Month USD LIBOR + 40 bps), 7/15/36	$ 10,638
133,538(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3221, Class FW, 5.613% (1 Month USD LIBOR + 42 bps), 9/15/36	131,272
45,496(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3222, Class FN, 5.593% (1 Month USD LIBOR + 40 bps), 9/15/36	44,696
147,560(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3239, Class EF, 5.543% (1 Month USD LIBOR + 35 bps), 11/15/36	144,605
69,790(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3239, Class FB, 5.543% (1 Month USD LIBOR + 35 bps), 11/15/36	68,421
116,457(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3247, Class FA, 5.443% (1 Month USD LIBOR + 25 bps), 8/15/36	113,411
176,591(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3266, Class F, 5.493% (1 Month USD LIBOR + 30 bps), 1/15/37	172,041
99,648(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3307, Class FT, 5.433% (1 Month USD LIBOR + 24 bps), 7/15/34	97,588
10,807(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3315, Class F, 5.533% (1 Month USD LIBOR + 34 bps), 5/15/37	10,529
287,650(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3373, Class FB, 5.773% (1 Month USD LIBOR + 58 bps), 10/15/37	284,509
31,729(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3376, Class FM, 5.813% (1 Month USD LIBOR + 62 bps), 10/15/37	31,443
100,577(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3560, Class FA, 6.443% (1 Month USD LIBOR + 125 bps), 5/15/37	101,765
169,738(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3610, Class FA, 5.893% (1 Month USD LIBOR + 70 bps), 12/15/39	169,019
52,693(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3708, Class PF, 5.543% (1 Month USD LIBOR + 35 bps), 7/15/40	52,236
Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/2334

Schedule of Investments  |  6/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
1,475(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3792, Class DF, 5.593% (1 Month USD LIBOR + 40 bps), 11/15/40	$ 1,474
15,071(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3867, Class FD, 5.543% (1 Month USD LIBOR + 35 bps), 5/15/41	14,844
18,558(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3914, Class LF, 5.393% (1 Month USD LIBOR + 20 bps), 8/15/26	18,510
20,367(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3970, Class GF, 5.493% (1 Month USD LIBOR + 30 bps), 9/15/26	20,353
31,907(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3982, Class FL, 5.743% (1 Month USD LIBOR + 55 bps), 12/15/39	31,853
29,471(a)	Federal Home Loan Mortgage Corp. REMICs, Series 4056, Class QF, 5.543% (1 Month USD LIBOR + 35 bps), 12/15/41	29,015
1,225(a)	Federal National Mortgage Association REMICs, Series 1993-230, Class FA, 5.75% (1 Month USD LIBOR + 60 bps), 12/25/23	1,226
2,644(a)	Federal National Mortgage Association REMICs, Series 1993-247, Class FA, 7.13% (12 mo. USD LIBOR + 140 bps), 12/25/23	2,636
2,644(a)	Federal National Mortgage Association REMICs, Series 1993-247, Class FE, 6.15% (1 Month USD LIBOR + 100 bps), 12/25/23	2,647
10,965(a)	Federal National Mortgage Association REMICs, Series 1994-40, Class FC, 5.65% (1 Month USD LIBOR + 50 bps), 3/25/24	10,983
4,976(a)	Federal National Mortgage Association REMICs, Series 1997-46, Class FA, 5.646% (1 Month USD LIBOR + 50 bps), 7/18/27	4,932
4,214(a)	Federal National Mortgage Association REMICs, Series 1998-21, Class F, 4.442% (1 Year CMT Index + 35 bps), 3/25/28	4,181
21,668(a)	Federal National Mortgage Association REMICs, Series 2000-47, Class FD, 5.70% (1 Month USD LIBOR + 55 bps), 12/25/30	21,619
78,752(a)	Federal National Mortgage Association REMICs, Series 2001-35, Class F, 5.75% (1 Month USD LIBOR + 60 bps), 7/25/31	78,672
35Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/23

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
28,032(a)	Federal National Mortgage Association REMICs, Series 2001-37, Class F, 5.65% (1 Month USD LIBOR + 50 bps), 8/25/31	$ 27,956
162,741(a)	Federal National Mortgage Association REMICs, Series 2001-50, Class FQ, 5.75% (1 Month USD LIBOR + 60 bps), 11/25/31	162,577
71,606(a)	Federal National Mortgage Association REMICs, Series 2001-65, Class F, 5.75% (1 Month USD LIBOR + 60 bps), 11/25/31	71,739
45,840(a)	Federal National Mortgage Association REMICs, Series 2001-69, Class FA, 5.75% (1 Month USD LIBOR + 60 bps), 7/25/31	45,793
103,787(a)	Federal National Mortgage Association REMICs, Series 2001-72, Class FB, 6.05% (1 Month USD LIBOR + 90 bps), 12/25/31	104,667
33,599(a)	Federal National Mortgage Association REMICs, Series 2001-81, Class FL, 5.796% (1 Month USD LIBOR + 65 bps), 1/18/32	33,627
59,501(a)	Federal National Mortgage Association REMICs, Series 2002-1, Class FC, 5.85% (1 Month USD LIBOR + 70 bps), 1/25/32	59,795
151,116(a)	Federal National Mortgage Association REMICs, Series 2002-13, Class FD, 6.05% (1 Month USD LIBOR + 90 bps), 3/25/32	152,142
98,775(a)	Federal National Mortgage Association REMICs, Series 2002-34, Class FA, 5.646% (1 Month USD LIBOR + 50 bps), 5/18/32	98,794
95,499(a)	Federal National Mortgage Association REMICs, Series 2002-56, Class FN, 6.15% (1 Month USD LIBOR + 100 bps), 7/25/32	96,882
14,278(a)	Federal National Mortgage Association REMICs, Series 2002-58, Class FD, 5.75% (1 Month USD LIBOR + 60 bps), 8/25/32	14,303
61,970(a)	Federal National Mortgage Association REMICs, Series 2002-77, Class F, 5.75% (1 Month USD LIBOR + 60 bps), 12/25/32	62,078
44,115(a)	Federal National Mortgage Association REMICs, Series 2002-82, Class FB, 5.65% (1 Month USD LIBOR + 50 bps), 12/25/32	44,050
57,714(a)	Federal National Mortgage Association REMICs, Series 2002-90, Class FH, 5.65% (1 Month USD LIBOR + 50 bps), 9/25/32	57,457
Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/2336

Schedule of Investments  |  6/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
32,559(a)	Federal National Mortgage Association REMICs, Series 2002-92, Class FB, 5.80% (1 Month USD LIBOR + 65 bps), 4/25/30	$ 32,664
63,073(a)	Federal National Mortgage Association REMICs, Series 2002-93, Class FH, 5.65% (1 Month USD LIBOR + 50 bps), 1/25/33	62,973
106,265(a)	Federal National Mortgage Association REMICs, Series 2003-107, Class FD, 5.65% (1 Month USD LIBOR + 50 bps), 11/25/33	106,060
160,421(a)	Federal National Mortgage Association REMICs, Series 2003-31, Class FM, 5.65% (1 Month USD LIBOR + 50 bps), 4/25/33	160,135
68,938(a)	Federal National Mortgage Association REMICs, Series 2003-42, Class JF, 5.65% (1 Month USD LIBOR + 50 bps), 5/25/33	68,664
51,485(a)	Federal National Mortgage Association REMICs, Series 2003-7, Class FA, 5.90% (1 Month USD LIBOR + 75 bps), 2/25/33	51,834
90,402(a)	Federal National Mortgage Association REMICs, Series 2003-8, Class FJ, 5.50% (1 Month USD LIBOR + 35 bps), 2/25/33	90,228
109,352(a)	Federal National Mortgage Association REMICs, Series 2004-52, Class FW, 5.55% (1 Month USD LIBOR + 40 bps), 7/25/34	108,848
28,949(a)	Federal National Mortgage Association REMICs, Series 2004-54, Class FN, 5.60% (1 Month USD LIBOR + 45 bps), 7/25/34	28,869
71,288(a)	Federal National Mortgage Association REMICs, Series 2004-79, Class FM, 5.45% (1 Month USD LIBOR + 30 bps), 11/25/24	71,179
102,796(a)	Federal National Mortgage Association REMICs, Series 2005-83, Class KT, 5.45% (1 Month USD LIBOR + 30 bps), 10/25/35	101,078
113,178(a)	Federal National Mortgage Association REMICs, Series 2005-83, Class LF, 5.46% (1 Month USD LIBOR + 31 bps), 2/25/35	112,241
63,708(a)	Federal National Mortgage Association REMICs, Series 2006-104, Class GF, 5.47% (1 Month USD LIBOR + 32 bps), 11/25/36	62,570
21,263(a)	Federal National Mortgage Association REMICs, Series 2006-11, Class FB, 5.45% (1 Month USD LIBOR + 30 bps), 3/25/36	20,924
37Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/23

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
32,487(a)	Federal National Mortgage Association REMICs, Series 2006-115, Class BF, 5.39% (1 Month USD LIBOR + 24 bps), 12/25/36	$ 32,011
67,015(a)	Federal National Mortgage Association REMICs, Series 2006-34, Class FA, 5.46% (1 Month USD LIBOR + 31 bps), 5/25/36	66,240
119,505(a)	Federal National Mortgage Association REMICs, Series 2006-42, Class CF, 5.60% (1 Month USD LIBOR + 45 bps), 6/25/36	117,979
48,351(a)	Federal National Mortgage Association REMICs, Series 2006-56, Class FC, 5.44% (1 Month USD LIBOR + 29 bps), 7/25/36	47,961
11,629(a)	Federal National Mortgage Association REMICs, Series 2006-70, Class BF, 5.70% (1 Month USD LIBOR + 55 bps), 8/25/36	11,471
23,560(a)	Federal National Mortgage Association REMICs, Series 2006-82, Class F, 5.72% (1 Month USD LIBOR + 57 bps), 9/25/36	23,334
22,236(a)	Federal National Mortgage Association REMICs, Series 2007-100, Class YF, 5.70% (1 Month USD LIBOR + 55 bps), 10/25/37	21,957
33,354(a)	Federal National Mortgage Association REMICs, Series 2007-103, Class AF, 6.15% (1 Month USD LIBOR + 100 bps), 3/25/37	33,634
35,579(a)	Federal National Mortgage Association REMICs, Series 2007-110, Class FA, 5.77% (1 Month USD LIBOR + 62 bps), 12/25/37	35,236
58,098(a)	Federal National Mortgage Association REMICs, Series 2007-13, Class FA, 5.40% (1 Month USD LIBOR + 25 bps), 3/25/37	56,414
68,938(a)	Federal National Mortgage Association REMICs, Series 2007-2, Class FT, 5.40% (1 Month USD LIBOR + 25 bps), 2/25/37	67,116
42,483(a)	Federal National Mortgage Association REMICs, Series 2007-41, Class FA, 5.55% (1 Month USD LIBOR + 40 bps), 5/25/37	41,679
144,833(a)	Federal National Mortgage Association REMICs, Series 2007-50, Class FN, 5.39% (1 Month USD LIBOR + 24 bps), 6/25/37	141,711
13,340(a)	Federal National Mortgage Association REMICs, Series 2007-57, Class FA, 5.38% (1 Month USD LIBOR + 23 bps), 6/25/37	13,102
Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/2338

Schedule of Investments  |  6/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
37,760(a)	Federal National Mortgage Association REMICs, Series 2007-58, Class FA, 5.40% (1 Month USD LIBOR + 25 bps), 6/25/37	$ 36,769
30,680(a)	Federal National Mortgage Association REMICs, Series 2007-66, Class FB, 5.55% (1 Month USD LIBOR + 40 bps), 7/25/37	30,476
85,816(a)	Federal National Mortgage Association REMICs, Series 2007-7, Class FJ, 5.35% (1 Month USD LIBOR + 20 bps), 2/25/37	84,380
136,531(a)	Federal National Mortgage Association REMICs, Series 2007-85, Class FG, 5.65% (1 Month USD LIBOR + 50 bps), 9/25/37	134,524
176,264(a)	Federal National Mortgage Association REMICs, Series 2007-91, Class FB, 5.75% (1 Month USD LIBOR + 60 bps), 10/25/37	174,545
57,411(a)	Federal National Mortgage Association REMICs, Series 2007-92, Class OF, 5.72% (1 Month USD LIBOR + 57 bps), 9/25/37	56,916
32,640(a)	Federal National Mortgage Association REMICs, Series 2007-93, Class FD, 5.70% (1 Month USD LIBOR + 55 bps), 9/25/37	32,238
17,210(a)	Federal National Mortgage Association REMICs, Series 2007-98, Class FD, 5.60% (1 Month USD LIBOR + 45 bps), 6/25/37	16,922
17,921(a)	Federal National Mortgage Association REMICs, Series 2008-6, Class FA, 5.85% (1 Month USD LIBOR + 70 bps), 2/25/38	17,809
96,928(a)	Federal National Mortgage Association REMICs, Series 2008-88, Class FA, 6.37% (1 Month USD LIBOR + 122 bps), 10/25/38	98,672
47,851(a)	Federal National Mortgage Association REMICs, Series 2009-113, Class FB, 5.70% (1 Month USD LIBOR + 55 bps), 1/25/40	47,765
27,115(a)	Federal National Mortgage Association REMICs, Series 2010-43, Class FD, 5.75% (1 Month USD LIBOR + 60 bps), 5/25/40	26,830
89,384(a)	Federal National Mortgage Association REMICs, Series 2010-43, Class IF, 5.65% (1 Month USD LIBOR + 50 bps), 5/25/40	88,347
88,760(a)	Federal National Mortgage Association REMICs, Series 2012-40, Class PF, 5.65% (1 Month USD LIBOR + 50 bps), 4/25/42	87,196
39Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/23

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
1,067,406(a)	Freddie Mac STACR REMIC Trust, Series 2020-HQA2, Class M2, 8.25% (1 Month USD LIBOR + 310 bps), 3/25/50 (144A)	$ 1,094,723
1,255,650(a)	Freddie Mac STACR REMIC Trust, Series 2021-DNA3, Class M1, 5.817% (SOFR30A + 75 bps), 10/25/33 (144A)	1,247,802
6,022,247(a)	Freddie Mac STACR REMIC Trust, Series 2021-DNA5, Class M2, 6.717% (SOFR30A + 165 bps), 1/25/34 (144A)	6,012,523
5,163,878(a)	Freddie Mac STACR REMIC Trust, Series 2021-DNA6, Class M1, 5.867% (SOFR30A + 80 bps), 10/25/41 (144A)	5,138,058
3,268,492(a)	Freddie Mac STACR REMIC Trust, Series 2021-DNA7, Class M1, 5.917% (SOFR30A + 85 bps), 11/25/41 (144A)	3,228,649
6,190,000(a)	Freddie Mac STACR REMIC Trust, Series 2021-DNA7, Class M2, 6.867% (SOFR30A + 180 bps), 11/25/41 (144A)	5,964,085
7,261,355(a)	Freddie Mac STACR REMIC Trust, Series 2021-HQA1, Class M2, 7.317% (SOFR30A + 225 bps), 8/25/33 (144A)	7,152,792
4,700,000(a)	Freddie Mac STACR REMIC Trust, Series 2021-HQA3, Class M2, 7.167% (SOFR30A + 210 bps), 9/25/41 (144A)	4,465,000
9,528,985(a)	Freddie Mac STACR REMIC Trust, Series 2021-HQA4, Class M1, 6.017% (SOFR30A + 95 bps), 12/25/41 (144A)	9,243,960
12,380,000(a)	Freddie Mac STACR REMIC Trust, Series 2022-DNA1, Class M2, 7.567% (SOFR30A + 250 bps), 1/25/42 (144A)	11,978,457
5,590,000(a)	Freddie Mac STACR REMIC Trust, Series 2022-DNA2, Class M1B, 7.467% (SOFR30A + 240 bps), 2/25/42 (144A)	5,523,647
2,401,086(a)	Freddie Mac STACR REMIC Trust, Series 2022-DNA6, Class M1A, 7.217% (SOFR30A + 215 bps), 9/25/42 (144A)	2,415,590
5,258,191(a)	Freddie Mac STACR REMIC Trust, Series 2022-HQA1, Class M1A, 7.167% (SOFR30A + 210 bps), 3/25/42 (144A)	5,268,076
2,930,321(a)	Freddie Mac STACR REMIC Trust, Series 2022-HQA3, Class M1A, 7.367% (SOFR30A + 230 bps), 8/25/42 (144A)	2,948,604
Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/2340

Schedule of Investments  |  6/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
2,858,825(a)	Freddie Mac STACR REMIC Trust, Series 2023-HQA1, Class M1A, 7.067% (SOFR30A + 200 bps), 5/25/43 (144A)	$ 2,863,556
504,460(a)	Freddie Mac STACR Trust, Series 2019-FTR2, Class M1, 6.10% (1 Month USD LIBOR + 95 bps), 11/25/48 (144A)	500,520
67,454(a)	Freddie Mac STRIPS, Series 237, Class F14, 5.593% (1 Month USD LIBOR + 40 bps), 5/15/36	66,319
64,412(a)	Freddie Mac STRIPS, Series 239, Class F29, 5.443% (1 Month USD LIBOR + 25 bps), 8/15/36	63,498
278,457(a)	Freddie Mac STRIPS, Series 239, Class F30, 5.493% (1 Month USD LIBOR + 30 bps), 8/15/36	275,114
79,538(a)	Freddie Mac STRIPS, Series 244, Class F22, 5.543% (1 Month USD LIBOR + 35 bps), 12/15/36	78,756
2,436,285(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2013-DN1, Class M2, 12.30% (1 Month USD LIBOR + 715 bps), 7/25/23	2,445,358
16,619,797(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2013-DN2, Class M2, 9.40% (1 Month USD LIBOR + 425 bps), 11/25/23	16,811,922
500,000(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-HRP1, Class B1, 9.75% (1 Month USD LIBOR + 460 bps), 12/25/42	551,421
3,506,715(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-HRP1, Class M2, 7.60% (1 Month USD LIBOR + 245 bps), 12/25/42	3,559,889
541,991(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-HRP1, Class M2D, 6.40% (1 Month USD LIBOR + 125 bps), 12/25/42	543,817
3,509,351(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA2, Class M2, 7.367% (SOFR30A + 230 bps), 8/25/33 (144A)	3,511,548
6,860,000(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2023-HQA2, Class M1A, 7.067% (SOFR30A + 200 bps), 6/25/43 (144A)	6,881,438
28,084(a)	Government National Mortgage Association, Series 2003-7, Class FB, 5.358% (1 Month USD LIBOR + 20 bps), 1/16/33	28,034
215,138(a)	Government National Mortgage Association, Series 2005-16, Class FA, 5.407% (1 Month USD LIBOR + 25 bps), 2/20/35	212,622
41Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/23

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
226,584(a)	Government National Mortgage Association, Series 2005-3, Class FC, 5.408% (1 Month USD LIBOR + 25 bps), 1/16/35	$ 224,390
74,241(a)	Government National Mortgage Association, Series 2008-69, Class FA, 5.646% (1 Month USD LIBOR + 50 bps), 8/20/38	74,314
71,796(a)	Government National Mortgage Association, Series 2009-66, Class UF, 6.158% (1 Month USD LIBOR + 100 bps), 8/16/39	72,439
52,608(a)	Government National Mortgage Association, Series 2009-92, Class FJ, 5.838% (1 Month USD LIBOR + 68 bps), 10/16/39	52,528
5,347,200(a)	Home Re, Ltd., Series 2019-1, Class M1, 6.80% (1 Month USD LIBOR + 165 bps), 5/25/29 (144A)	5,346,362
2,104,082(a)	Home Re, Ltd., Series 2021-1, Class M1B, 6.70% (1 Month USD LIBOR + 155 bps), 7/25/33 (144A)	2,102,609
7,360,000(a)	Home Re, Ltd., Series 2021-1, Class M2, 8.00% (1 Month USD LIBOR + 285 bps), 7/25/33 (144A)	7,381,981
14,283,000(a)	Home Re, Ltd., Series 2021-2, Class M1C, 7.867% (SOFR30A + 280 bps), 1/25/34 (144A)	14,075,798
3,000,000(a)	Home Re, Ltd., Series 2022-1, Class M1A, 7.917% (SOFR30A + 285 bps), 10/25/34 (144A)	3,017,555
4,460,344	IMS Ecuadorian Mortgage Trust, Series 2021-1, Class GA, 3.40%, 8/18/43 (144A)	4,075,639
1,867,435(d)	JP Morgan Mortgage Trust, Series 2014-IVR3, Class B4, 4.587%, 9/25/44 (144A)	1,745,653
8,260,473(a)	JP Morgan Mortgage Trust, Series 2018-7FRB, Class A2, 5.90% (1 Month USD LIBOR + 75 bps), 4/25/46 (144A)	7,929,053
1,353,760(a)	JP Morgan Mortgage Trust, Series 2018-7FRB, Class A3, 5.90% (1 Month USD LIBOR + 75 bps), 4/25/46 (144A)	1,295,317
7,570,633(d)	JP Morgan Mortgage Trust, Series 2018-7FRB, Class B1, 6.298%, 4/25/46 (144A)	7,022,921
7,160,483(d)	JP Morgan Mortgage Trust, Series 2018-7FRB, Class B2, 6.298%, 4/25/46 (144A)	6,618,983
851,487(a)	JP Morgan Seasoned Mortgage Trust, Series 2014-1, Class AM, 5.65% (1 Month USD LIBOR + 50 bps), 5/25/33 (144A)	818,159
3,303,853(d)	JP Morgan Seasoned Mortgage Trust, Series 2014-1, Class B1, 5.494%, 5/25/33 (144A)	3,169,955
3,079,715(d)	JP Morgan Seasoned Mortgage Trust, Series 2014-1, Class B2, 5.494%, 5/25/33 (144A)	2,950,865
Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/2342

Schedule of Investments  |  6/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
2,374,190(d)	JP Morgan Seasoned Mortgage Trust, Series 2014-1, Class B3, 5.494%, 5/25/33 (144A)	$ 2,263,271
120,160(d)	JP Morgan Trust, Series 2015-1, Class 1A14, 6.294%, 12/25/44 (144A)	116,013
3,106,706(a)	JPMorgan Chase Bank N.A. - CHASE, Series 2019-CL1, Class M1, 6.50% (1 Month USD LIBOR + 135 bps), 4/25/47 (144A)	2,902,629
7,648,146(a)	LSTAR Securities Investment, Ltd., Series 2021-1, Class A, 8.005% (1 Month USD LIBOR + 280 bps), 2/1/26 (144A)	7,548,496
4,016(d)	Merrill Lynch Mortgage Investors Trust Series MLCC, Series 2003-G, Class A3, 7.112%, 1/25/29	3,895
371,993(a)	Merrill Lynch Mortgage Investors Trust Series MLCC, Series 2003-H, Class A1, 5.79% (1 Month USD LIBOR + 64 bps), 1/25/29	331,501
131,899(a)	Merrill Lynch Mortgage Investors Trust Series MLCC, Series 2004-B, Class A2, 6.044% (6 Month USD LIBOR + 54 bps), 5/25/29	125,011
11,340(a)	Merrill Lynch Mortgage Investors Trust Series MLCC, Series 2004-C, Class A2B, 6.683% (6 Month USD LIBOR + 100 bps), 7/25/29	10,956
69,223(d)	Merrill Lynch Mortgage Investors Trust Series MLCC, Series 2004-D, Class A3, 6.967%, 9/25/29	65,974
2,564,000(d)	Morgan Stanley Residential Mortgage Loan Trust, Series 2014-1A, Class B4, 6.506%, 6/25/44 (144A)	2,358,162
6,911,667(a)	NewRez Warehouse Securitization Trust, Series 2021-1, Class E, 8.40% (1 Month USD LIBOR + 325 bps), 5/25/55 (144A)	6,845,058
1,500,000(a)	Oaktown Re II, Ltd., Series 2018-1A, Class B1, 9.20% (1 Month USD LIBOR + 405 bps), 7/25/28 (144A)	1,503,445
2,510,125(a)	Oaktown Re II, Ltd., Series 2018-1A, Class M1, 6.70% (1 Month USD LIBOR + 155 bps), 7/25/28 (144A)	2,511,168
10,802,000(a)	Oaktown Re II, Ltd., Series 2018-1A, Class M2, 8.00% (1 Month USD LIBOR + 285 bps), 7/25/28 (144A)	10,816,382
4,970,000(a)	Oaktown Re III, Ltd., Series 2019-1A, Class B1A, 8.65% (1 Month USD LIBOR + 350 bps), 7/25/29 (144A)	5,015,889
1,631,000(a)	Oaktown Re III, Ltd., Series 2019-1A, Class B1B, 9.50% (1 Month USD LIBOR + 435 bps), 7/25/29 (144A)	1,654,646
7,509,207(a)	Oaktown Re III, Ltd., Series 2019-1A, Class M1B, 7.10% (1 Month USD LIBOR + 195 bps), 7/25/29 (144A)	7,511,506
43Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/23

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
5,138,555(a)	Oaktown Re VI, Ltd., Series 2021-1A, Class M1B, 7.117% (SOFR30A + 205 bps), 10/25/33 (144A)	$ 5,145,688
3,500,000(a)	Oaktown Re VII, Ltd., Series 2021-2, Class M1B, 7.967% (SOFR30A + 290 bps), 4/25/34 (144A)	3,534,501
272,977(a)	Pepper Residential Securities Trust No. 22, Series 22A, Class A1U, 6.157% (1 Month USD LIBOR + 100 bps), 6/20/60 (144A)	272,835
861,947(a)	Pepper Residential Securities Trust No. 25, Series 25A, Class A1U, 6.149% (1 Month USD LIBOR + 93 bps), 3/12/61 (144A)	860,630
16,117,000(a)	PNMAC GMSR Issuer Trust, Series 2018-GT2, Class A, 7.80% (1 Month USD LIBOR + 265 bps), 8/25/25 (144A)	15,917,099
7,664,895(a)	Radnor Re, Ltd., Series 2019-1, Class M1B, 7.10% (1 Month USD LIBOR + 195 bps), 2/25/29 (144A)	7,665,946
2,557,000(a)	Radnor Re, Ltd., Series 2020-1, Class B1, 8.15% (1 Month USD LIBOR + 300 bps), 1/25/30 (144A)	2,564,320
9,292,482(a)	Radnor Re, Ltd., Series 2020-1, Class M1B, 6.60% (1 Month USD LIBOR + 145 bps), 1/25/30 (144A)	9,252,606
7,400,000(a)	Radnor Re, Ltd., Series 2020-1, Class M1C, 6.90% (1 Month USD LIBOR + 175 bps), 1/25/30 (144A)	7,318,950
20,516,000(a)	Radnor Re, Ltd., Series 2021-1, Class M1C, 7.767% (SOFR30A + 270 bps), 12/27/33 (144A)	20,746,526
1,790,000(a)	Radnor Re, Ltd., Series 2021-1, Class M2, 8.217% (SOFR30A + 315 bps), 12/27/33 (144A)	1,759,585
12,590,000(a)	Radnor Re, Ltd., Series 2021-2, Class M1B, 8.767% (SOFR30A + 370 bps), 11/25/31 (144A)	12,529,344
1,000,000(a)	Radnor RE, Ltd., Series 2022-1, Class M1A, 8.817% (SOFR30A + 375 bps), 9/25/32 (144A)	1,010,467
1,006,346(a)	RESI Finance LP, Series 2003-CB1, Class B3, 6.672% (1 Month USD LIBOR + 145 bps), 6/10/35 (144A)	824,278
53,504(a)	Resimac MBS Trust, Series 2018-2A, Class A1A, 6.072% (1 Month USD LIBOR + 85 bps), 4/10/50 (144A)	53,504
318,546(a)	RESIMAC Premier Series, Series 2019-2A, Class A1, 6.172% (1 Month USD LIBOR + 95 bps), 2/10/51 (144A)	318,518
957,380(a)	RESIMAC Premier Series, Series 2020-1A, Class A1A, 6.241% (1 Month USD LIBOR + 105 bps), 2/7/52 (144A)	955,542
1,437,304(d)	RMF Buyout Issuance Trust, Series 2021-HB1, Class A, 1.259%, 11/25/31 (144A)	1,374,862
Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/2344

Schedule of Investments  |  6/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
3,841,672(d)	Seasoned Credit Risk Transfer Trust, Series 2018-1, Class M, 4.75%, 5/25/57	$ 3,515,677
2,877,850(d)	Seasoned Credit Risk Transfer Trust, Series 2019-3, Class M, 4.75%, 10/25/58	2,574,547
7,491,594(a)	STACR Trust, Series 2018-HRP1, Class B1, 8.90% (1 Month USD LIBOR + 375 bps), 4/25/43 (144A)	7,548,873
6,730,059(a)	STACR Trust, Series 2018-HRP2, Class M3, 7.55% (1 Month USD LIBOR + 240 bps), 2/25/47 (144A)	6,793,091
8,647,050(a)	STACR Trust, Series 2018-HRP2, Class M3AS, 6.15% (1 Month USD LIBOR + 100 bps), 2/25/47 (144A)	8,571,388
6,617,002	Towd Point Mortgage Trust, Series 2020-4, Class XA, 3.25%, 10/25/60 (144A)	6,043,861
6,266,662(a)	Triangle Re, Ltd., Series 2021-1, Class M2, 9.05% (1 Month USD LIBOR + 390 bps), 8/25/33 (144A)	6,304,155
2,158,612(a)	Triangle Re, Ltd., Series 2021-2, Class M1B, 7.75% (1 Month USD LIBOR + 260 bps), 10/25/33 (144A)	2,163,785
7,880,000(a)	Triangle Re, Ltd., Series 2021-3, Class M1B, 7.967% (SOFR30A + 290 bps), 2/25/34 (144A)	7,790,299
	Total Collateralized Mortgage Obligations (Cost $604,767,775)	$595,460,956

	Commercial Mortgage-Backed Securities—6.1% of Net Assets
8,000,000(a)	BAMLL Commercial Mortgage Securities Trust, Series 2019-RLJ, Class C, 6.80% (1 Month USD LIBOR + 160 bps), 4/15/36 (144A)	$ 7,858,801
3,114,328(a)	BDS, Series 2021-FL8, Class A, 6.077% (1 Month USD LIBOR + 92 bps), 1/18/36 (144A)	3,059,989
3,500,000(a)	BDS, Ltd., Series 2020-FL5, Class C, 7.255% (1 Month Term SOFR + 216 bps), 2/16/37 (144A)	3,377,086
1,150,000(a)	BFLD Trust, Series 2020-OBRK, Class A, 7.311% (1 Month Term SOFR + 216 bps), 11/15/28 (144A)	1,143,830
12,000,000(a)	BX Commercial Mortgage Trust, Series 2021-CIP, Class B, 6.464% (1 Month USD LIBOR + 127 bps), 12/15/38 (144A)	11,653,802
4,633,575(a)	BX Commercial Mortgage Trust, Series 2021-XL2, Class D, 6.59% (1 Month USD LIBOR + 140 bps), 10/15/38 (144A)	4,438,840
9,300,000(a)	BX Trust, Series 2019-ATL, Class B, 6.58% (1 Month USD LIBOR + 139 bps), 10/15/36 (144A)	9,018,177
8,000,000(a)	BXP Trust, Series 2017-CQHP, Class B, 6.293% (1 Month USD LIBOR + 110 bps), 11/15/34 (144A)	7,551,403
45Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/23

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
2,171,167(a)	CG-CCRE Commercial Mortgage Trust, Series 2014-FL1, Class B, 6.343% (1 Month USD LIBOR + 115 bps), 6/15/31 (144A)	$ 2,162,940
1,118,315(a)	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class A, 7.047% (1 Month USD LIBOR + 185 bps), 11/15/31 (144A)	1,103,090
6,000,000(a)	CGDB Commercial Mortgage Trust, Series 2019-MOB, Class C, 6.643% (1 Month USD LIBOR + 145 bps), 11/15/36 (144A)	5,833,437
3,237,313(a)	CHC Commercial Mortgage Trust 2019, Series 2019-CHC, Class C, 6.943% (1 Month USD LIBOR + 175 bps), 6/15/34 (144A)	3,155,351
6,000,000(a)	CLNY Trust, Series 2019-IKPR, Class B, 6.739% (1 Month Term SOFR + 159 bps), 11/15/38 (144A)	5,623,589
9,975,183(a)	Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class E, 7.343% (1 Month USD LIBOR + 215 bps), 5/15/36 (144A)	9,763,843
804,471(a)	Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN1, Class M1, 7.067% (SOFR30A + 200 bps), 1/25/51 (144A)	771,042
8,000,000(a)	Great Wolf Trust, Series 2019-WOLF, Class D, 7.194% (1 Month Term SOFR + 205 bps), 12/15/36 (144A)	7,843,467
4,027,144(a)	GS Mortgage Securities Corp. Trust, Series 2018-HART, Class A, 6.29% (1 Month USD LIBOR + 109 bps), 10/15/31 (144A)	3,878,384
9,729,000(a)	GS Mortgage Securities Corp. Trust, Series 2018-HART, Class B, 6.50% (1 Month USD LIBOR + 130 bps), 10/15/31 (144A)	9,282,624
8,720,000(a)	GS Mortgage Securities Corp. Trust, Series 2018-TWR, Class A, 6.343% (1 Month USD LIBOR + 115 bps), 7/15/31 (144A)	7,628,256
5,500,000(a)	GS Mortgage Securities Corp. Trust, Series 2019-70P, Class D, 6.943% (1 Month USD LIBOR + 175 bps), 10/15/36 (144A)	4,833,552
7,400,000(a)	GS Mortgage Securities Corp. Trust, Series 2019-SMP, Class D, 7.143% (1 Month USD LIBOR + 195 bps), 8/15/32 (144A)	6,894,582
10,000,000(a)	GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class A, 6.29% (1 Month USD LIBOR + 110 bps), 12/15/36 (144A)	9,836,318
5,000,000(a)	GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class E, 7.69% (1 Month USD LIBOR + 250 bps), 12/15/36 (144A)	4,689,946
Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/2346

Schedule of Investments  |  6/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
1,100,000(a)	GS Mortgage Securities Corp. Trust, Series 2021-IP, Class E, 8.743% (1 Month USD LIBOR + 355 bps), 10/15/36 (144A)	$ 978,334
7,656,826(a)	HPLY Trust, Series 2019-HIT, Class C, 6.793% (1 Month USD LIBOR + 160 bps), 11/15/36 (144A)	7,482,911
4,000,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class CFL, 7.063% (1 Month USD LIBOR + 190 bps), 7/5/33 (144A)	3,549,563
3,600,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class C, 7.043% (1 Month USD LIBOR + 185 bps), 9/15/29 (144A)	3,126,480
5,700,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP, Class E, 7.353% (1 Month USD LIBOR + 216 bps), 7/15/36 (144A)	5,468,972
6,735,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-609M, Class A, 6.564% (1 Month USD LIBOR + 137 bps), 10/15/33 (144A)	6,125,460
8,500,000(a)	Morgan Stanley Capital I Trust, Series 2017-ASHF, Class B, 6.568% (1 Month USD LIBOR + 138 bps), 11/15/34 (144A)	8,207,109
7,980,000(a)	Morgan Stanley Capital I Trust, Series 2018-BOP, Class B, 6.443% (1 Month USD LIBOR + 125 bps), 8/15/33 (144A)	6,370,117
6,300,000(a)	Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class B, 7.026% (1 Month Term SOFR + 188 bps), 7/15/36 (144A)	5,765,015
3,389,824(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL6, Class A, 6.10% (1 Month USD LIBOR + 95 bps), 7/25/36 (144A)	3,283,455
2,175,000(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL6, Class D, 7.55% (1 Month USD LIBOR + 240 bps), 7/25/36 (144A)	2,009,374
1,519,000(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL6, Class E, 8.05% (1 Month USD LIBOR + 290 bps), 7/25/36 (144A)	1,396,179
4,825,000(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class D, 8.10% (1 Month USD LIBOR + 295 bps), 11/25/36 (144A)	4,503,978
4,374,433(a)	Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class C, 6.841% (1 Month USD LIBOR + 165 bps), 11/11/34 (144A)	4,268,967
16,400,000(a)	TRTX Issuer, Ltd., Series 2019-FL3, Class C, 7.316% (1 Month Term SOFR + 221 bps), 10/15/34 (144A)	15,580,207
47Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/23

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
2,677,097(d)	Velocity Commercial Capital Loan Trust, Series 2023-1, Class A, 6.47%, 1/25/53 (144A)	$ 2,637,162
12,800,000(a)	Wells Fargo Commercial Mortgage Trust, Series 2017-SMP, Class C, 6.518% (1 Month USD LIBOR + 133 bps), 12/15/34 (144A)	11,762,198
11,316,024(a)	XCALI Mortgage Trust, Series 2019-1, Class A, 8.92% (1 Month USD LIBOR + 375 bps), 11/15/23 (144A)	11,243,270
10,495,725(a)	XCALI Mortgage Trust, Series 2020-1, Class A, 7.57% (1 Month USD LIBOR + 240 bps), 2/6/24 (144A)	10,407,152
13,048,418(a)	XCALI Mortgage Trust, Series 2020-2, Class A, 7.17% (1 Month USD LIBOR + 200 bps), 3/15/24 (144A)	12,904,790
4,375,000(a)	XCALI Mortgage Trust, Series 2020-5, Class A, 8.53% (1 Month Term SOFR + 337 bps), 10/15/23 (144A)	4,353,032
	Total Commercial Mortgage-Backed Securities (Cost $276,221,062)	$262,826,074

	Corporate Bonds — 30.2% of Net Assets
	Auto Manufacturers — 2.6%
5,000,000	American Honda Finance Corp., 3.45%, 7/14/23	$ 4,997,264
18,480,000(a)	American Honda Finance Corp., 5.943% (SOFR + 92 bps), 1/12/26	18,523,358
12,030,000(a)	BMW US Capital LLC, 5.469% (SOFR + 38 bps), 8/12/24 (144A)	12,001,406
20,000,000(a)	Daimler Trucks Finance North America LLC, 6.093% (SOFR + 100 bps), 4/5/24 (144A)	20,022,416
18,670,000(a)	General Motors Financial Co., Inc., 5.649% (SOFR + 62 bps), 10/15/24	18,535,282
6,360,000(a)	General Motors Financial Co., Inc., 5.85% (SOFR + 76 bps), 3/8/24	6,345,461
6,215,000(a)	General Motors Financial Co., Inc., 6.308% (SOFR + 130 bps), 4/7/25	6,213,883
5,520,000	Hyundai Capital America, 5.80%, 6/26/25 (144A)	5,509,419
11,000,000(a)	Nissan Motor Acceptance Co. LLC, 6.153% (3 Month USD LIBOR + 64 bps), 3/8/24 (144A)	10,919,648
9,255,000(a)	Toyota Motor Credit Corp., 5.569% (SOFR + 56 bps), 1/10/25	9,253,638
	Total Auto Manufacturers	$112,321,775

	Banks — 21.4%
10,000,000(a)	ANZ New Zealand Int'l, Ltd., 5.69% (SOFR + 60 bps), 2/18/25 (144A)	$ 9,978,788
Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/2348

Schedule of Investments  |  6/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Banks — (continued)
8,730,000(a)(e)	Australia & New Zealand Banking Group, Ltd., 5.842% (SOFR + 75 bps), 7/3/25 (144A)	$ 8,746,998
12,400,000(a)	Banco Santander SA, 6.33% (SOFR + 124 bps), 5/24/24	12,448,400
3,643,000(a)	Bank of America Corp., 5.749% (SOFR + 66 bps), 2/4/25	3,639,089
5,000,000(a)	Bank of America Corp., 5.751% (SOFR + 69 bps), 4/22/25	4,993,504
9,450,000(a)	Bank of America Corp., 5.791% (SOFR + 73 bps), 10/24/24	9,448,321
2,811,000(a)	Bank of America Corp., 6.019% (SOFR + 97 bps), 7/22/27	2,798,556
12,000,000(a)	Bank of Montreal, 5.329% (SOFR + 32 bps), 7/9/24	11,958,398
8,100,000(a)	Bank of Montreal, 5.711% (SOFR + 62 bps), 9/15/26	8,010,294
9,060,000(a)	Bank of Montreal, 5.80% (SOFR + 71 bps), 12/12/24	9,054,538
15,170,000(a)	Bank of Montreal, 6.42% (SOFR + 133 bps), 6/5/26	15,272,351
9,910,000(d)	Bank of New York Mellon, 5.148% (SOFR + 107 bps), 5/22/26	9,847,701
2,500,000	Bank of New York Mellon Corp., 0.50%, 4/26/24	2,397,111
18,800,000(a)	Bank of Nova Scotia, 5.91% (SOFR + 90 bps), 4/11/25	18,806,253
15,100,000(a)	Bank of Nova Scotia, 6.18% (SOFR + 109 bps), 6/12/25	15,136,796
8,000,000(a)	Bank of Nova Scotia, 5.469% (SOFR + 46 bps), 1/10/25	7,949,224
13,700,000	Banque Federative du Credit Mutuel SA, 0.65%, 2/27/24 (144A)	13,239,226
15,095,000(a)	Banque Federative du Credit Mutuel SA, 5.494% (SOFR + 41 bps), 2/4/25 (144A)	14,996,253
2,620,000(a)	Banque Federative du Credit Mutuel SA, 6.21% (3 Month USD LIBOR + 96 bps), 7/20/23 (144A)	2,620,515
10,669,000(d)	Barclays Plc, 3.932% (3 Month USD LIBOR + 161 bps), 5/7/25	10,426,451
12,519,000	BNP Paribas S.A., 3.80%, 1/10/24 (144A)	12,360,819
5,970,000	Canadian Imperial Bank of Commerce, 5.144%, 4/28/25	5,920,714
18,400,000(a)	Canadian Imperial Bank of Commerce, 5.49% (SOFR + 40 bps), 12/14/23	18,380,583
11,083,000(a)	Citigroup, Inc., 5.746% (SOFR + 69 bps), 1/25/26	11,036,152
12,550,000(a)	Citigroup, Inc., 6.462% (SOFR + 137 bps), 5/24/25	12,603,117
1,575,000(a)	Citigroup, Inc., 6.618% (SOFR + 153 bps), 3/17/26	1,589,537
15,000,000(a)	Cooperatieve Rabobank UA, 5.389% (SOFR + 38 bps), 1/10/25	14,953,431
49Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/23

Principal Amount USD ($)		Value
	Banks — (continued)
10,000,000(a)	Credit Suisse AG, 5.464% (SOFR + 39 bps), 2/2/24	$ 9,921,655
17,960,000(a)	DNB Bank ASA, 5.922% (SOFR + 83 bps), 3/28/25 (144A)	17,940,442
7,000,000(a)	Federation des Caisses Desjardins du Quebec, 5.52% (SOFR + 43 bps), 5/21/24 (144A)	6,985,872
4,600,000	Goldman Sachs Group, Inc., 1.217%, 12/6/23	4,511,438
13,880,000(a)	Goldman Sachs Group, Inc., 5.536% (SOFR + 49 bps), 10/21/24	13,832,306
20,725,000(a)	Goldman Sachs Group, Inc., 5.59% (SOFR + 50 bps), 9/10/24	20,666,989
1,576,000(a)	Goldman Sachs Group, Inc., 5.88% (SOFR + 79 bps), 12/9/26	1,562,640
7,084,000(a)	Goldman Sachs Group, Inc., 5.90% (SOFR + 81 bps), 3/9/27	6,939,395
10,000,000(a)	HSBC Holdings Plc, 5.67% (SOFR + 58 bps), 11/22/24	9,961,114
7,750,000(a)	HSBC Holdings Plc, 6.518% (SOFR + 143 bps), 3/10/26	7,801,120
17,530,000	HSBC USA, Inc., 5.625%, 3/17/25	17,451,752
15,270,000(a)	Huntington National Bank, 6.28% (SOFR + 119 bps), 5/16/25	14,841,363
10,300,000(a)	ING Groep NV, 6.732% (SOFR + 164 bps), 3/28/26	10,361,858
8,000,000(a)	JPMorgan Chase & Co., 5.626% (SOFR + 54 bps), 6/1/25	7,960,254
5,922,000(a)	JPMorgan Chase & Co., 5.69% (SOFR + 60 bps), 12/10/25	5,897,913
12,270,000(a)	JPMorgan Chase & Co., 6.06% (SOFR + 97 bps), 6/14/25	12,290,750
8,667,000(a)	JPMorgan Chase & Co., 6.381% (SOFR + 132 bps), 4/26/26	8,726,117
1,800,000(d)	KeyBank NA/Cleveland OH, 5.41% (SOFR + 32 bps), 6/14/24	1,749,525
11,294,000(a)	KeyBank NA/Cleveland OH, 5.432% (SOFR + 34 bps), 1/3/24	11,127,528
11,019,000	Lloyds Banking Group Plc, 4.05%, 8/16/23	10,995,463
7,140,000(a)	Macquarie Bank, Ltd., 6.402% (SOFR + 131 bps), 3/21/25 (144A)	7,172,925
13,975,000(a)	Macquarie Group, Ltd., 5.736% (SOFR + 71 bps), 10/14/25 (144A)	13,861,451
16,100,000	Mitsubishi UFJ Financial Group, Inc., 3.761%, 7/26/23	16,078,904
16,600,000(a)	Mitsubishi UFJ Financial Group, Inc., 6.682% (SOFR + 165 bps), 7/18/25	16,729,487
Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/2350

Schedule of Investments  |  6/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Banks — (continued)
7,055,000(a)	Morgan Stanley, 5.686% (SOFR + 63 bps), 1/24/25	$ 7,041,398
16,703,000(a)	Morgan Stanley, 6.04% (SOFR + 95 bps), 2/18/26	16,732,260
5,700,000(a)	Morgan Stanley, 6.194% (SOFR + 117 bps), 4/17/25	5,719,926
15,000,000(a)	National Bank of Canada, 5.579% (SOFR + 49 bps), 8/6/24	14,966,020
6,400,000	National Securities Clearing Corp., 5.15%, 5/30/25 (144A)	6,368,249
4,200,000(a)	NatWest Markets Plc, 5.619% (SOFR + 53 bps), 8/12/24 (144A)	4,174,449
17,240,000(a)	NatWest Markets Plc, 6.541% (SOFR + 145 bps), 3/22/25 (144A)	17,316,378
22,000,000(a)	Royal Bank of Canada, 5.34% (SOFR + 30 bps), 1/19/24	21,974,074
4,620,000(a)	Royal Bank of Canada, 5.634% (SOFR + 57 bps), 4/27/26	4,575,000
15,380,000(a)	Royal Bank of Canada, 5.866% (SOFR + 84 bps), 4/14/25	15,390,223
10,000,000	Santander Holdings USA, Inc., 3.50%, 6/7/24	9,710,266
17,000,000(a)	Societe Generale S.A., 6.096% (SOFR + 105 bps), 1/21/26 (144A)	16,837,933
8,880,000(a)	Standard Chartered Plc, 6.021% (SOFR + 93 bps), 11/23/25 (144A)	8,806,917
23,250,000(a)	Standard Chartered Plc, 6.832% (SOFR + 174 bps), 3/30/26 (144A)	23,418,884
17,300,000(d)	State Street Corp., 5.104% (SOFR + 113 bps), 5/18/26	17,168,275
16,100,000	Sumitomo Mitsui Financial Group, Inc., 3.748%, 7/19/23	16,086,276
15,085,000(a)	Sumitomo Mitsui Financial Group, Inc., 6.439% (SOFR + 143 bps), 1/13/26	15,207,696
16,700,000(a)	Sumitomo Mitsui Trust Bank, Ltd., 5.53% (SOFR + 44 bps), 9/16/24 (144A)	16,626,011
18,540,000(a)	Sumitomo Mitsui Trust Bank, Ltd., 6.21% (SOFR + 112 bps), 3/9/26 (144A)	18,680,596
21,600,000(a)	Svenska Handelsbanken AB, 6.341% (SOFR + 125 bps), 6/15/26 (144A)	21,719,092
8,500,000(a)	Swedbank AB, 6.003% (SOFR + 91 bps), 4/4/25 (144A)	8,487,194
8,840,000(a)	Swedbank AB, 6.471% (SOFR + 138 bps), 6/15/26 (144A)	8,888,385
9,825,000(a)	Toronto-Dominion Bank, 5.44% (SOFR + 35 bps), 9/10/24	9,794,438
51Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/23

Principal Amount USD ($)		Value
	Banks — (continued)
11,667,000(a)	Toronto-Dominion Bank, 5.68% (SOFR + 59 bps), 9/10/26	$ 11,511,163
1,000,000(a)	Toronto-Dominion Bank, 5.905% (3 Month USD LIBOR + 64 bps), 7/19/23	1,000,105
9,000,000(a)	Truist Bank, 5.229% (SOFR + 20 bps), 1/17/24	8,920,440
4,000,000	Truist Financial Corp., 2.50%, 8/1/24	3,841,864
10,150,000	U.S. Bancorp., 2.40%, 7/30/24	9,790,188
5,800,000(a)	UBS AG, 5.45% (SOFR + 36 bps), 2/9/24 (144A)	5,787,693
15,000,000(a)	UBS AG, 5.54% (SOFR + 45 bps), 8/9/24 (144A)	14,949,255
14,110,000(a)	UBS Group AG, 6.669% (SOFR + 158 bps), 5/12/26 (144A)	14,179,581
19,340,000(a)	Wells Fargo & Co., 6.372% (SOFR + 132 bps), 4/25/26	19,472,448
	Total Banks	$919,124,058

	Diversified Financial Services — 1.8%
10,700,000(a)	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.772% (SOFR + 68 bps), 9/29/23	$ 10,685,148
20,000,000	Ally Financial, Inc., 3.875%, 5/21/24	19,534,029
9,873,000(d)	Capital One Financial Corp., 1.343% (SOFR + 69 bps), 12/6/24	9,615,169
18,200,000(a)	Capital One Financial Corp., 5.78% (SOFR + 69 bps), 12/6/24	17,905,837
15,250,000(a)	Capital One Financial Corp., 6.439% (SOFR + 135 bps), 5/9/25	15,072,091
3,350,000	Charles Schwab Corp., 4.20%, 3/24/25	3,260,254
	Total Diversified Financial Services	$76,072,528

	Electric — 1.4%
6,440,000(a)	American Electric Power Co., Inc., 5.779% (3 Month USD LIBOR + 48 bps), 11/1/23	$ 6,435,450
7,600,000(a)	CenterPoint Energy, Inc., 5.739% (SOFR + 65 bps), 5/13/24	7,592,147
9,175,000(a)	Dominion Energy, Inc., 6.082% (3 Month USD LIBOR + 53 bps), 9/15/23	9,174,668
7,005,000(a)	National Rural Utilities Cooperative Finance Corp., 5.489% (SOFR + 40 bps), 8/7/23	7,005,012
6,500,000(a)	NextEra Energy Capital Holdings, Inc., 5.481% (SOFR + 40 bps), 11/3/23	6,498,934
4,485,000	NextEra Energy Capital Holdings, Inc., 6.051%, 3/1/25	4,501,863
Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/2352

Schedule of Investments  |  6/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Electric — (continued)
13,575,000(a)	NextEra Energy Capital Holdings, Inc., 6.112% (SOFR + 102 bps), 3/21/24	$ 13,580,688
6,545,000	Public Service Enterprise Group, Inc., 0.841%, 11/8/23	6,430,001
	Total Electric	$61,218,763

	Healthcare-Products — 0.2%
7,224,000(a)	Thermo Fisher Scientific, Inc., 5.562% (SOFR + 53 bps), 10/18/24	$ 7,224,150
	Total Healthcare-Products	$7,224,150

	Insurance — 1.1%
13,700,000(a)	Athene Global Funding, 5.65% (SOFR + 56 bps), 8/19/24 (144A)	$ 13,489,770
6,250,000(a)	Metropolitan Life Global Funding I, 6.002% (SOFR + 91 bps), 3/21/25 (144A)	6,288,130
6,500,000(a)	Principal Life Global Funding II, 5.47% (SOFR + 45 bps), 4/12/24 (144A)	6,494,139
5,400,000(a)	Principal Life Global Funding II, 5.471% (SOFR + 38 bps), 8/23/24 (144A)	5,381,059
9,030,000(a)	Protective Life Global Funding, 6.072% (SOFR + 98 bps), 3/28/25 (144A)	9,064,349
8,115,000(a)	Protective Life Global Funding, 6.14% (SOFR + 105 bps), 12/11/24 (144A)	8,137,803
	Total Insurance	$48,855,250

	Oil & Gas — 0.2%
9,584,000	Eni S.p.A., 4.00%, 9/12/23 (144A)	$ 9,543,448
	Total Oil & Gas	$9,543,448

	Pharmaceuticals — 0.4%
15,000,000	Cigna Corp., 3.75%, 7/15/23	$ 14,986,481
	Total Pharmaceuticals	$14,986,481

	Pipelines — 0.3%
15,000,000	Williams Cos, Inc., 4.30%, 3/4/24	$ 14,830,402
	Total Pipelines	$14,830,402

	Retail — 0.3%
12,249,000	AutoZone, Inc., 3.125%, 7/15/23	$ 12,236,805
	Total Retail	$12,236,805

53Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/23

Principal Amount USD ($)		Value
	Semiconductors — 0.3%
9,147,000	Broadcom Corp./Broadcom Cayman Finance, Ltd., 3.625%, 1/15/24	$ 9,038,303
4,010,000	Microchip Technology, Inc., 0.983%, 9/1/24	3,787,731
	Total Semiconductors	$12,826,034

	Telecommunications — 0.1%
2,162,000	T-Mobile USA, Inc., 3.50%, 4/15/25	$ 2,078,626
	Total Telecommunications	$2,078,626

	Trucking & Leasing — 0.1%
5,645,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 5.75%, 5/24/26 (144A)	$ 5,590,992
	Total Trucking & Leasing	$5,590,992

	Total Corporate Bonds (Cost $1,300,217,810)	$1,296,909,312

	Insurance-Linked Securities — 2.5%# of Net Assets
	Event Linked Bonds — 1.8%
	Earthquakes – California — 0.1%
2,000,000(a)	Phoenician Re, 8.182%, (3 Month U.S. Treasury Bill + 290 bps), 12/14/24 (144A)	$ 1,958,200
4,000,000(a)	Ursa Re II, 9.224%, (3 Month U.S. Treasury Bill + 394 bps), 12/7/23 (144A)	3,971,600
		$5,929,800

	Earthquakes – Mexico — 0.0%†
500,000(a)	International Bank for Reconstruction & Development, 8.964%, (3 Month USD LIBOR + 350 bps), 3/13/24 (144A)	$ 497,850
	Earthquakes – U.S. — 0.0%†
1,000,000(a)	Torrey Pines Re Pte, 9.204%, (3 Month U.S. Treasury Bill + 392 bps), 6/7/24 (144A)	$ 979,100
	Earthquakes – U.S. & Canada — 0.1%
2,500,000(a)	Acorn Re, 7.784%, (3 Month U.S. Treasury Bill + 250 bps), 11/7/24 (144A)	$ 2,440,250
	Flood – U.S. — 0.0%†
1,500,000(a)	FloodSmart Re, 17.114%, (3 Month U.S. Treasury Bill + 1,183 bps), 2/25/25 (144A)	$ 1,417,950
	Multiperil – U.S. — 0.8%
1,500,000(a)	Bonanza Re, 10.154%, (3 Month U.S. Treasury Bill + 487 bps), 2/20/24 (144A)	$ 1,360,800
Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/2354

Schedule of Investments  |  6/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Multiperil – U.S. — (continued)
125,000(a)	Caelus Re V, 5.384%, (1 Month U.S. Treasury Bill + 10 bps), 6/5/24 (144A)	$ 100,000
750,000(a)	Caelus Re V, 5.384%, (3 Month U.S. Treasury Bill + 10 bps), 6/9/25 (144A)	75
500,000(a)	Caelus Re V, 5.784%, (3 Month U.S. Treasury Bill + 50 bps), 6/9/25 (144A)	350,000
750,000(a)	Caelus Re VI, 10.664%, (3 Month U.S. Treasury Bill + 538 bps), 6/7/24 (144A)	725,400
4,500,000(a)	Easton Re Pte, 9.814%, (3 Month U.S. Treasury Bill + 453 bps), 1/8/24 (144A)	4,450,050
2,000,000(a)	Four Lakes Re, 9.554%, (3 Month U.S. Treasury Bill + 427 bps), 1/7/25 (144A)	1,883,600
1,750,000(a)	Four Lakes Re, 12.584%, (3 Month U.S. Treasury Bill + 730 bps), 1/5/24 (144A)	1,705,375
500,000(a)	Herbie Re, 12.014%, (3 Month U.S. Treasury Bill + 673 bps), 1/8/25 (144A)	468,350
5,000,000(a)	Matterhorn Re, 10.341%, (SOFR + 525 bps), 3/24/25 (144A)	4,742,000
2,000,000(a)	Matterhorn Re, 12.841%, (SOFR + 775 bps), 3/24/25 (144A)	1,899,800
5,000,000(a)	Residential Re, 10.464%, (3 Month U.S. Treasury Bill + 518 bps), 12/6/25 (144A)	4,458,000
1,500,000(a)	Residential Re, 11.794%, (3 Month U.S. Treasury Bill + 651 bps), 12/6/24 (144A)	1,430,100
2,750,000(a)	Sanders Re II, 8.374%, (3 Month U.S. Treasury Bill + 309 bps), 4/7/25 (144A)	2,609,200
3,000,000(a)	Sanders Re II, 8.534%, (3 Month U.S. Treasury Bill + 325 bps), 4/7/25 (144A)	2,868,000
3,000,000(a)	Sanders Re III, 8.784%, (3 Month U.S. Treasury Bill + 350 bps), 4/7/26 (144A)	2,802,300
1,000,000(a)	Sussex Re, 13.664%, (3 Month U.S. Treasury Bill + 838 bps), 1/8/25 (144A)	955,800
		$32,808,850

	Multiperil – U.S. & Canada — 0.1%
250,000(a)	Matterhorn Re, 10.84%, (SOFR + 575 bps), 12/8/25 (144A)	$ 223,200
1,000,000(a)	Mona Lisa Re, 12.284%, (3 Month U.S. Treasury Bill + 700 bps), 7/8/25 (144A)	951,600
4,000,000(a)	Mystic Re IV, 11.414%, (3 Month U.S. Treasury Bill + 613 bps), 1/8/25 (144A)	3,718,000
		$4,892,800

55Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/23

Principal Amount USD ($)		Value
	Multiperil – U.S. Regional — 0.1%
1,000,000(a)	Kilimanjaro III Re, 5.25%, (3 Month U.S. Treasury Bill + 525 bps), 6/25/25 (144A)	$ 985,100
3,500,000(a)	Long Point Re IV, 9.534%, (3 Month U.S. Treasury Bill + 425 bps), 6/1/26 (144A)	3,473,750
400,000(a)	Matterhorn Re, 10.284%, (3 Month U.S. Treasury Bill + 500 bps), 1/8/24 (144A)	328,000
		$4,786,850

	Multiperil – Worldwide — 0.0%†
1,500,000(a)	Northshore Re II, 11.034%, (3 Month U.S. Treasury Bill + 575 bps), 1/8/24 (144A)	$ 1,482,000
	Pandemic – U.S — 0.1%
3,000,000(a)	Vitality Re XI, 6.784%, (3 Month U.S. Treasury Bill + 150 bps), 1/9/24 (144A)	$ 2,978,400
1,250,000(a)	Vitality Re XI, 7.084%, (3 Month U.S. Treasury Bill + 180 bps), 1/9/24 (144A)	1,233,125
		$4,211,525

	Windstorm – Florida — 0.1%
2,000,000(a)	Integrity Re, 12.284%, (3 Month U.S. Treasury Bill + 700 bps), 6/6/25 (144A)	$ 1,800,000
2,200,000(a)	Merna Re II, 10.784%, (3 Month U.S. Treasury Bill + 550 bps), 7/8/24 (144A)	1,946,780
		$3,746,780

	Windstorm – Jamaica — 0.1%
4,000,000(a)	International Bank for Reconstruction & Development, 9.469%, (SOFR + 440 bps), 12/29/23 (144A)	$ 3,927,600
	Windstorm – Mexico — 0.0%†
500,000(a)	International Bank for Reconstruction & Development, 11.964%, (3 Month USD LIBOR + 650 bps), 3/13/24 (144A)	$ 490,850
	Windstorm – North Carolina — 0.1%
3,000,000(a)	Cape Lookout Re, 10.284%, (3 Month U.S. Treasury Bill + 500 bps), 3/28/25 (144A)	$ 2,829,600
	Windstorm – U.S. — 0.1%
2,000,000(a)	Bonanza Re, 10.154%, (3 Month U.S. Treasury Bill + 487 bps), 12/23/24 (144A)	$ 1,718,600
250,000(a)	Bonanza Re, 11.034%, (3 Month U.S. Treasury Bill + 575 bps), 3/16/25 (144A)	210,300
		$1,928,900

Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/2356

Schedule of Investments  |  6/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Windstorm – U.S. Regional — 0.1%
2,500,000(a)	Citrus Re, 10.384%, (3 Month U.S. Treasury Bill + 510 bps), 6/7/25 (144A)	$ 2,408,500
1,000,000(a)	Commonwealth Re, 8.784%, (3 Month U.S. Treasury Bill + 350 bps), 7/8/25 (144A)	986,600
		$3,395,100

	Total Event Linked Bonds	$75,765,805

Face Amount USD ($)
	Collateralized Reinsurance — 0.2%
	Earthquakes – California — 0.1%
2,980,000(f)+	Adare Re 2022-2, 9/30/28	$ 3,112,745
	Multiperil – Massachusetts — 0.1%
1,500,000(f)(g)+	Ailsa Re 2022, 5/31/28	$ 1,553,359
3,000,000(f)(g)+	Denning Re 2022, 6/30/28	3,104,429
		$4,657,788

	Multiperil – U.S. — 0.0%†
2,088,182(f)(g)+	Ballybunion Re 2022, 12/31/27	$ 39,572
1,053,082(f)(g)+	Ballybunion Re 2022-2, 5/31/28	1,069,415
		$1,108,987

	Multiperil – Worldwide — 0.0%†
1,000,000(f)(g)+	Cypress Re 2017, 1/31/24	$ 100
223,000(f)(g)+	Limestone Re 2019-2B, 10/1/23 (144A)	—
2,500,000(f)(g)+	Resilience Re, 11/1/23	—
		$100

	Windstorm – Florida — 0.0%†
2,000,000(f)(g)+	Formby Re 2018, 2/29/24	$ 64,047
800,000(f)(g)+	Portrush Re 2017, 6/15/24	170,160
		$234,207

	Windstorm – U.S. Regional — 0.0%†
1,500,000(f)(g)+	Isosceles Insurance 2021, 7/10/23	$ 1,496,250
1,500,000(f)(g)+	Oakmont Re 2022, 4/1/28	471,758
		$1,968,008

	Total Collateralized Reinsurance	$11,081,835

57Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/23

Face Amount USD ($)		Value

	Reinsurance Sidecars — 0.5%
	Multiperil – U.S. — 0.0%†
2,000,000(g)(h)+	Harambee Re 2018, 12/31/24	$ —
4,000,000(h)+	Harambee Re 2019, 12/31/24	6,800
		$6,800

	Multiperil – Worldwide — 0.5%
4,000,000(g)(h)+	Alturas Re 2021-3, 7/31/25	$ 506,400
421,041(g)(h)+	Alturas Re 2022-2, 12/31/27	191,026
3,000,000(f)(g)+	Bantry Re 2022, 12/31/27	350,583
3,658,035(f)(g)+	Berwick Re 2019-1, 12/31/24	583,457
4,500,000(f)(g)+	Berwick Re 2022, 12/31/27	286,913
3,000,000(f)(g)+	Gleneagles Re 2022, 12/31/27	1,482,972
2,118,314(f)+	Gullane Re 2018, 12/31/24	100,036
2,744,544(g)(h)+	Lorenz Re 2019, 6/30/24	30,464
3,000,000(f)+	Merion Re 2018-2, 12/31/24	209,952
4,000,000(f)(g)+	Merion Re 2022-2, 12/31/27	3,792,446
4,000,000(f)(g)+	Pangaea Re 2021-3, 7/1/25	356,000
3,500,000(f)(g)+	Pangaea Re 2022-3, 5/31/28	3,780,882
4,000,000(f)+	RosaPenna Re 2021, 7/31/25	160,000
3,500,000(f)(g)+	RosaPenna Re 2022, 6/30/28	3,711,750
800,000(f)+	Sector Re V, 3/1/24 (144A)	403,600
1,861(f)+	Sector Re V, 3/1/24 (144A)	44,942
160,000(f)+	Sector Re V, 12/1/24 (144A)	275,408
50,000(f)(g)+	Sector Re V, 12/1/26 (144A)	287,475
3,000,000(h)+	Thopas Re 2019, 12/31/24	9,900
3,500,000(h)+	Thopas Re 2022, 12/31/27	—
4,000,000(h)+	Torricelli Re 2021, 7/31/25	126,396
4,000,000(g)(h)+	Torricelli Re 2022, 6/30/28	4,435,784
750,000(g)(h)+	Viribus Re 2018, 12/31/24	—
2,500,000(h)+	Viribus Re 2019, 12/31/24	17,750
1,724,784(f)(g)+	Woburn Re 2018, 12/31/24	38,077
809,418(f)(g)+	Woburn Re 2019, 12/31/24	140,095
		$21,322,308

	Total Reinsurance Sidecars	$21,329,108

	Total Insurance-Linked Securities (Cost $111,780,998)	$108,176,748

Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/2358

Schedule of Investments  |  6/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — 1.5% of Net Assets
1,224(a)	Federal Home Loan Mortgage Corp., 4.250%, (12 mo. USD LIBOR + 200 bps), 11/1/33	$ 1,199
5(a)	Federal Home Loan Mortgage Corp., 4.256%, (1 Year CMT Index + 226 bps), 10/1/23	5
2,233,109	Federal National Mortgage Association, 3.000%, 3/1/47	2,008,201
3,323(a)	Federal National Mortgage Association, 3.954%, (12 mo. USD LIBOR + 167 bps), 1/1/48	3,250
3,747(a)	Federal National Mortgage Association, 4.186%, (1 Year CMT Index + 210 bps), 9/1/32	3,665
1,389(a)	Federal National Mortgage Association, 4.230%, (1 Year CMT Index + 211 bps), 10/1/32	1,348
5,080(a)	Federal National Mortgage Association, 4.295%, (1 Year CMT Index + 217 bps), 2/1/34	4,938
23,000,000	Federal National Mortgage Association, 4.500%, 7/1/53 (TBA)	22,112,344
8,000,000	Federal National Mortgage Association, 5.500%, 7/1/53 (TBA)	7,961,250
31,000,000	Federal National Mortgage Association, 6.000%, 7/1/53 (TBA)	31,273,672
	Total U.S. Government and Agency Obligations (Cost $63,703,000)	$63,369,872

	SHORT TERM INVESTMENTS — 15.9% of Net Assets
	Repurchase Agreements — 5.7%
80,000,000	Bank of America, 5.06%, dated 6/30/23, to be purchased on 7/3/23 for $80,033,733, collateralized by $81,600,068 U.S. Treasury Note, 0.625%, 11/30/27	$ 80,000,000
48,720,000	Scotia Capital Inc., 5.04%, dated 6/30/23, to be purchased on 7/3/23 for $48,740,462, collateralized by the following: $70,692 Federal Home Loan Mortgage Corporation, 3.5%-6.0%, 3/1/47-7/1/53, $35,055,868 Federal National Mortgage Association, 1.5%-6.5%, 6/1/27-7/1/53, $14,588,792 U.S. Treasury Bill, 12/21/23-4/18/24	48,720,000
59Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/23

Principal Amount USD ($)		Value
	Repurchase Agreements — (continued)
48,720,000	RBC Dominion Securities Inc., 5.05%, dated 6/30/23,
to be purchased on 7/3/23 for $48,740,503,
collateralized by the following:
$13,659,203 U.S. Treasury Bill, 8/1/23-11/9/23,
$34,739,951 U.S. Treasury Floating Rate Note,
5.286%-5.389%, 7/31/24-10/31/24,
	$1,316,199 U.S. Treasury Note, 3.875%, 9/30/29	$ 48,720,000
34,360,000	Toronto-Dominion Bank, 5.05%, dated 6/30/23, to be purchased on 7/3/23 for $34,374,460, collateralized by $35,047,254 U.S. Treasury Note, 0.5%-4.0%, 8/31/23-5/15/31	34,360,000
34,360,000	Toronto-Dominion Bank, 5.06%, dated 6/30/23, to be purchased on 7/3/23 for $34,374,488, collateralized by $35,047,200 Federal National Mortgage Association, 3.0%-6.0%, 1/1/35-6/1/53	34,360,000
		$246,160,000

	Commercial Paper — 6.0% of Net Assets
1,303,000(i)	American Electric Power Co., Inc., 5.255%, 7/7/23	$ 1,301,680
10,000,000(i)	AutoZone, Inc., 5.280%, 7/6/23	9,991,517
22,700,000(i)	Canadian Natural Resources, Ltd., 5.861%, 7/11/23	22,659,999
13,000,000(i)	DCAT LLC, 5.150%, 7/5/23	12,990,803
10,000,000(i)	DCAT LLC, 5.160%, 7/10/23	9,985,808
22,000,000(i)	Dollar General Corp., 5.122%, 7/3/23	21,990,459
18,000,000(i)	Energy Transfer LP, 5.755%, 7/5/23	17,986,383
22,000,000(i)	Eversource Energy, 5.255%, 7/6/23	21,980,688
18,000,000(i)	FMC Corp., 5.705%, 7/5/23	17,985,340
22,000,000(i)	Healthpeak Properties Interim, Inc., 5.361%, 7/5/23	21,984,007
17,000,000(i)	Hyundai Capital America, 5.311%, 7/12/23	16,970,256
18,000,000(i)	Jabil, Inc., 5.873%, 7/3/23	17,991,540
8,000,000(i)	Penske Truck Leasing Co. LP, 5.228%, 7/7/23	7,991,771
23,500,000(i)	Prudential Funding LLC, 5.065%, 7/5/23	23,483,504
11,000,000(i)	WEC Energy Group, Inc., 5.320%, 7/12/23	10,980,713
3,400,000(i)	Wisconsin Power and Light Co., 5.102%, 7/3/23	3,398,567
18,600,000(i)	Wisconsin Power and Light Co., 0.000%, 7/5/23	18,594,730
	Total Commercial Paper (Cost $258,301,316)	$258,267,765

Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/2360

Schedule of Investments  |  6/30/23
(unaudited) (continued)
Shares		Value
	Open-End Fund — 4.2%
178,519,259(j)	Dreyfus Government Cash Management, Institutional Shares, 5.00%	$ 178,519,259
		$178,519,259

	TOTAL SHORT TERM INVESTMENTS (Cost $682,980,575)	$682,947,024

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 102.0% (Cost $4,447,083,988)	$4,381,786,541
	OTHER ASSETS AND LIABILITIES — (2.0)%	$(84,595,913)
	net assets — 100.0%	$4,297,190,628

(TBA)	“To Be Announced” Securities.
bps	Basis Points.
CMT	Constant Maturity Treasury Index.
LIBOR	London Interbank Offered Rate.
PRIME	U.S. Federal Funds Rate.
REMICs	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
STRIPS	Separate Trading of Registered Interest and Principal of Securities
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At June 30, 2023, the value of these securities amounted to $2,540,255,889, or 59.1% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at June 30, 2023.
(b)	This term loan will settle after June 30, 2023, at which time the interest rate will be determined.
(c)	Security is in default.
(d)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at June 30, 2023.
(e)	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
(f)	Issued as participation notes.
(g)	Non-income producing security.
(h)	Issued as preference shares.
(i)	Rate shown represents yield-to-maturity.
(j)	Rate periodically changes. Rate disclosed is the 7-day yield at June 30, 2023.
61Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/23

*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR or SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at June 30, 2023.
†	Amount rounds to less than 0.1%.
+	Security is valued using significant unobservable inputs (Level 3).
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Acorn Re	10/25/2021	$2,500,000	$2,440,250
Adare Re 2022-2	10/20/2022	2,980,000	3,112,745
Ailsa Re 2022	6/30/2022	1,450,260	1,553,359
Alturas Re 2021-3	7/1/2021	941,306	506,400
Alturas Re 2022-2	1/6/2022	198,922	191,026
Ballybunion Re 2022	3/9/2022	3,338	39,572
Ballybunion Re 2022-2	8/9/2022	1,053,082	1,069,415
Bantry Re 2022	1/28/2022	222,536	350,583
Berwick Re 2019-1	12/31/2018	437,104	583,457
Berwick Re 2022	12/28/2021	280,613	286,913
Bonanza Re	2/13/2020	1,500,000	1,360,800
Bonanza Re	12/15/2020	2,000,000	1,718,600
Bonanza Re	3/11/2022	250,000	210,300
Caelus Re V	4/27/2017	125,000	100,000
Caelus Re V	5/4/2018	500,000	350,000
Caelus Re V	5/4/2018	750,000	75
Caelus Re VI	2/20/2020	750,000	725,400
Cape Lookout Re	3/16/2022	3,000,000	2,829,600
Citrus Re	4/11/2022	2,500,000	2,408,500
Commonwealth Re	6/15/2022	1,000,000	986,600
Cypress Re 2017	1/24/2017	3,361	100
Denning Re 2022	7/11/2022	2,930,481	3,104,429
Easton Re Pte	12/15/2020	4,500,000	4,450,050
FloodSmart Re	2/14/2022	1,500,000	1,417,950
Formby Re 2018	7/9/2018	6,214	64,047
Four Lakes Re	11/5/2020	1,750,000	1,705,375
Four Lakes Re	12/15/2021	2,000,000	1,883,600
Gleneagles Re 2022	1/18/2022	1,389,222	1,482,972
Gullane Re 2018	10/19/2018	—	100,036
Harambee Re 2018	12/19/2017	42,461	—
Harambee Re 2019	12/20/2018	—	6,800
Herbie Re	10/19/2020	500,000	468,350
Integrity Re	5/9/2022	2,000,000	1,800,000
Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/2362

Schedule of Investments  |  6/30/23
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
International Bank for Reconstruction & Development	2/28/2020	$500,000	$497,850
International Bank for Reconstruction & Development	2/28/2020	500,000	490,850
International Bank for Reconstruction & Development	7/19/2021	4,000,000	3,927,600
Isosceles Insurance 2021	6/25/2021	1,500,000	1,496,250
Kilimanjaro III Re	6/15/2022	1,000,000	985,100
Limestone Re 2019-2B	6/20/2018	1,771	—
Long Point Re IV	5/13/2022	3,500,000	3,473,750
Lorenz Re 2019	6/26/2019	515,431	30,464
Matterhorn Re	6/5/2020	399,074	328,000
Matterhorn Re	12/15/2021	250,000	223,200
Matterhorn Re	3/10/2022	5,000,000	4,742,000
Matterhorn Re	3/10/2022	2,000,000	1,899,800
Merion Re 2018-2	12/28/2017	—	209,952
Merion Re 2022-2	2/22/2022	4,000,000	3,792,446
Merna Re II	6/8/2021	2,200,000	1,946,780
Mona Lisa Re	6/22/2021	1,000,000	951,600
Mystic Re IV	6/9/2021	4,000,000	3,718,000
Northshore Re II	12/2/2020	1,500,000	1,482,000
Oakmont Re 2022	5/4/2022	345,065	471,758
Pangaea Re 2021-3	6/17/2021	138,303	356,000
Pangaea Re 2022-3	6/27/2022	3,500,000	3,780,882
Phoenician Re	12/1/2021	2,000,000	1,958,200
Portrush Re 2017	6/12/2017	613,588	170,160
Residential Re	10/30/2020	1,500,000	1,430,100
Residential Re	10/28/2021	5,000,000	4,458,000
Resilience Re	2/8/2017	1,209	—
RosaPenna Re 2021	7/16/2021	—	160,000
RosaPenna Re 2022	9/6/2022	3,500,000	3,711,750
Sanders Re II	5/24/2021	3,000,000	2,868,000
Sanders Re II	11/23/2021	2,752,500	2,609,200
Sanders Re III	3/22/2022	3,000,000	2,802,300
Sector Re V	4/23/2019	545,331	403,600
Sector Re V	5/1/2019	1,861	44,942
Sector Re V	1/1/2020	4,233	275,408
Sector Re V	12/6/2021	50,000	287,475
Sussex Re	12/7/2020	1,000,000	955,800
Thopas Re 2019	12/21/2018	—	9,900
Thopas Re 2022	2/7/2022	—	—
Torrey Pines Re Pte	3/12/2021	1,000,000	979,100
Torricelli Re 2021	7/1/2021	—	126,396
Torricelli Re 2022	7/26/2022	4,000,000	4,435,784
Ursa Re II	10/8/2020	4,000,000	3,971,600
63Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/23

Restricted Securities	Acquisition date	Cost	Value
Viribus Re 2018	12/22/2017	$15,839	$—
Viribus Re 2019	12/27/2018	—	17,750
Vitality Re XI	1/23/2020	3,000,000	2,978,400
Vitality Re XI	1/23/2020	1,248,828	1,233,125
Woburn Re 2018	3/20/2018	521,926	38,077
Woburn Re 2019	1/30/2019	112,139	140,095
Total Restricted Securities			$108,176,748
% of Net assets			2.5%
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of June 30, 2023, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$95,985,895	$—	$95,985,895
Asset Backed Securities	—	1,276,110,660	—	1,276,110,660
Collateralized Mortgage Obligations	—	595,460,956	—	595,460,956
Commercial Mortgage-Backed Securities	—	262,826,074	—	262,826,074
Corporate Bonds	—	1,296,909,312	—	1,296,909,312
Insurance-Linked Securities
Collateralized Reinsurance
Earthquakes – California	—	—	3,112,745	3,112,745
Multiperil – Massachusetts	—	—	4,657,788	4,657,788
Multiperil – U.S.	—	—	1,108,987	1,108,987
Multiperil – Worldwide	—	—	100	100
Windstorm – Florida	—	—	234,207	234,207
Windstorm – U.S. Regional	—	—	1,968,008	1,968,008
Reinsurance Sidecars
Multiperil – U.S.	—	—	6,800	6,800
Multiperil – Worldwide	—	—	21,322,308	21,322,308
Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/2364

Schedule of Investments  |  6/30/23
(unaudited) (continued)
	Level 1	Level 2	Level 3	Total
All Other Insurance-Linked Securities	$—	$75,765,805	$—	$75,765,805
U.S. Government and Agency Obligations	—	63,369,872	—	63,369,872
Repurchase Agreements	—	246,160,000	—	246,160,000
Commercial Paper	—	258,267,765	—	258,267,765
Open-End Fund	178,519,259	—	—	178,519,259
Total Investments in Securities	$178,519,259	$4,170,856,339	$32,410,943	$4,381,786,541
During the period ended June 30, 2023, there were no significant transfers in or out of Level 3.
65Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/23